As filed with the Securities and Exchange Commission on December 30, 2021

Securities Act Registration No. 333-41461

Investment Company Act Reg. No. 811-08529

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 88	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 91	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

2001 Park Place, Suite 525, Birmingham, AL 35203

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2001 Park Place, Suite 525 Birmingham, AL 35203	C. Richard Ropka, Esq. Ropka Law, LLC 215 Fries Mill Road Turnersville, NJ 08012

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)

|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FUND SUMMARY	1
MORE INFORMATION ABOUT THE FUND	6
MANAGEMENT	10
YOUR ACCOUNT	14
DISTRIBUTIONS AND TAXES	25
FINANCIAL HIGHLIGHTS	27
NOTICE OF PRIVACY POLICY AND PROCEDURES	28
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees [1]	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.24%
Operating Expenses [2]	0.70%
Total of All Other Expenses	0.94%
Acquired (Underlying) Fund Fees and Expenses [3]	0.01%
Total Annual Fund Operating Expenses [3]	1.45%

(1)	Effective December 1, 2020, the Management Fee paid by the Fund to the Adviser was reduced to 0.50%.
(2)	Effective December 1, 2020, the Fund pays to the Adviser an Operating Services Fee at an annual rate of 0.70% of the Fund’s average daily net assets up to $25 million, 0.615% of such assets from $25 million up to $50 million, 0.475% of such assets from $50 million up to $100 million, 0.375% of such assets over $100 million.
(3)	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$148	$459	$792	$1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500® Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion. Once investments are identified for purchase, the Subadvisor will screen these investments using the eVALUEator ® screening software to exclude from the Fund’s investments companies that produce, promote, advertise, sponsor, or offer services related to, abortion (or abortion products), pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television (“Excluded Securities”).

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

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Large Company Risk. The Fund invests in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

Strategy Risk. The Fund does not invest in Excluded Securities and may be riskier than other funds that invest in a broader array of securities and therefore the Fund may not achieve its desired results.

Market Turbulence Resulting from COVID-19. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time and may continue to affect adversely the value and/or liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with

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those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

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Calendar Year Returns as of December 31

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2021 was 27.12%.

During the period shown in the bar chart, the highest quarterly return was 31.39% (for the quarter ended June 30, 2021) and the lowest return was -41.09% (for the quarter ended March 30, 2021).

Average Annual Total Returns - For Period Ended December 31, 2020

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-

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tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Select Value Fund

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.33%	8.64%	9.59%
Institutional Class Return After Taxes on Distributions	-2.20%	5.06%	6.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.24%	5.62%	6.87%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.33%	15.19%	13.86%

Investment Adviser and Sub-Adviser

Park Place Capital Corporation d/b/a Park Place Capital is the Investment Adviser to the Fund. The Adviser has retained Parkway Advisors, LP as the Fund’s Sub-adviser to render advisory services and make daily investment decisions for the Fund. Parkway employs the portfolio managers of the Fund. These portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Managers

●	Theron R. Holladay, CFA, Chief Executive Officer of the Sub-Adviser, has managed the Fund since 2004.

●	Chad B. Hoes, Chief Investment Officer of the Sub-Adviser, has managed the Fund since 2010.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $10,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

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Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Select Value Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Subadvisor relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Subadvisor establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Subadvisor disposes of securities within the Fund based upon the procedures of their “reversion to the mean” style of equity management.  The primary reasons a disposal may be considered is when an equity reaches its target price or has experienced a significant change in fundamental characteristics (such as no longer part of the S&P 500 Index).  The target price is established at the time of acquisition (and weighted if any purchases are made subsequent to initial investment).  Generally, when the target price is reached, the stock is no longer in the bottom quartile of the S&P 500 Index (based upon the Subadvisor’s ranking methodology) and it is above its calculated intrinsic value it will be sold and removed from the holdings.  Additionally, the Subadvisor will consider a disposal of a security if other fundamental characteristics (i.e. acquisition or merger, significant changes in debt ratings, change in fundamental business model or approach, etc.) occur that shift the company in a way that differs from that of the time of acquisition.

CONCEPTS TO UNDERSTAND

Value Investing means to invest in stocks whose prices are less than their intrinsic values.

Price/Earnings Ratio means the per share ratio of a company’s current market capitalization to its annual earnings.

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

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Market Capitalization of a company means the total dollar market value of a corporation’s outstanding shares.

Temporary Defensive Position

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). This Investment Limitation Policy will not be changed without prior shareholder approval. The second policy is that if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days’ notice of any change to the Reduction Policy.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invest; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s

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shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Subadvisor’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s values may be adversely affected.

Market Risk. Stock prices are volatile. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Large Company Risk. The Fund invests in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

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Strategy Risk. The Fund does not invest in Excluded Securities and may be riskier than other funds that invest in a broader array of securities and therefore the Fund may not achieve its desired results. The Fund will divest itself of securities that are subsequently discovered to be Excluded Securities, therefore, Fund’s return may be lower than if the Subadvisor made decisions based solely on investment considerations. If the Fund holds a security of a company that is determined to be an Excluded Security, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on the Fund’s criteria relies upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its criteria.

Market Turbulence Resulting from COVID-19. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of a Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Active Trading Risk. A strategy used whereby the Fund may engage in frequent trading of portfolio securities in an effort to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced. In the ‘Financial Highlights’ section, the Fund’s portfolio turnover rate is provided for each of the last five years.

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MANAGEMENT

Adviser

Park Place Capital Corporation d/b/a Park Place Capital (“Park Place Capital” or the “Adviser”), 2001 Park Place, Suite 525, Birmingham, AL 35203 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Park Place Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Parkway Advisors, LP. Park Place Capital was formed in 1988 and, as of August 31, 2021, managed assets of over $104.5 million.

In addition to the Management Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Monteagle Funds on behalf of the Monteagle Select Value Fund to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Fund. These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations; (iii) dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts); (iv) custodian and depository services and functions; (v) distribution, marketing and/or underwriting services; (vi) independent pricing services; (vii) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio; (viii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Park Place Capital under the Investment Advisory Agreement between the Fund and Park Place Capital), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Park Place Capital; (ix) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Fund’s Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Fund; and (x) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolio, and premiums for the fidelity bond maintained by the Fund pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder). These fees do not include: (i) all brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund or the Portfolio in connection

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with securities transactions to which the Fund or the Portfolio is a party or in connection with securities owned by the Fund or the Portfolio; (ii) the interest on indebtedness, if any, incurred by the Fund or the Portfolio; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Fund or the Portfolio to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Fund who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Fund or the Portfolio; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Fund’s independent directors; and (vii) any other extraordinary expense of the Fund or Portfolio.

Pursuant to the Management Agreement, effective December 1, 2020, the Adviser is paid a management fee at an annual rate of 0.50% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2021, the Advisor received an aggregate fee of 0.64% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

Pursuant to the Operating Services Agreement, the Adviser is paid an operating services fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Fee Rate
First $25 million	0.70%
Next $25 million	0.615%
Next $50 million	0.475%
Over $100 million	0.375%

For the fiscal year ended August 31, 2021, the Advisor received an aggregate fee of 0.56% for operating services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the period ended August 31, 2021.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination, and replacement. The Adviser has entered into an investment sub-advisory agreement with Parkway Advisors,

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LP (“Parkway”), under which Parkway serves as the Fund’s Sub-adviser. The Adviser has retained Parkway to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Parkway. Parkway is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Parkway and the business experience and educational background of the Fund’s portfolio managers follow:

Parkway Advisors, LP (“Parkway”) at 6550 Directors Parkway, Abilene, Texas 79606, is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, the staff of Parkway comprised the investment department of a related insurance company responsible for the management of assets for over 13 years. The investment department spun out of the insurance company, organized Parkway in April of 2001 and has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since May 16, 2001. As of August 31, 2021, Parkway manages client portfolios with assets in excess of $3.95 billion. Theron R. Holladay, CFA is the President CEO of Parkway.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Parkway is available in the Fund’s annual report for the period ended August 31, 2021.

Portfolio Managers. Theron R. Holladay and Chad B. Hoes are jointly and primarily responsible for the day-to-day management of the Fund.

Theron R. Holladay, CFA. Mr. Holladay has been with the Sub-adviser since its inception and worked with its predecessor operation. Mr. Holladay attended Hardin-Simmons University and received a Bachelor of Business Administration degree in Finance in 1993. His business background for the preceding five years includes the following: Parkway Advisors, L.P., CEO / President from 07/10 – present; Parkway Advisors Group, Inc., Vice President from 04/01 to present; Parkway Advisors Holdings, Inc., President from 07/10 – present. Mr. Holladay is a Chartered Financial Analyst.

Chad B. Hoes. Mr. Hoes attended Hardin-Simmons University and received a Bachelor of Business Administration degree with an emphasis in Finance in 2002. Mr. Hoes also holds an MBA from Texas A&M University in Commerce, TX. His business background for the preceding five years includes the following: Parkway Advisors, L.P., Chief Investment Officer from 12/13 to present and Portfolio Manager from 6/06 to present; Parkway Advisors, L.P. prior thereto.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

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Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for the costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees attributable to the Fund and extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser pursuant to an Operating Services Agreement.

The fees and other expenses (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

15

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are willing to tolerate significant fluctuations in the value of your investment

●	You are pursuing a long-term goal

●	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

●	You want an investment that pursues market trends or focuses only on particular sectors or industries

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-	the Fund name and your account number;
-	the account name(s) and address;
-	the dollar amount or number of shares you wish to redeem; and
-	signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

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You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

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Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in good order. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●	By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

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●	Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in good order and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in good order.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $10,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account
19

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

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Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in good order; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

21

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account
22

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program

23

sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in good order by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit

24

exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent

25

possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

26

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or

27

dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

28

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

	Years Ended
Institutional Class Shares	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017

Net Asset Value, at Beginning of Year	$ 10.23	$ 11.05	$ 13.66	$ 12.69	$ 11.83

Income (Loss) From Investment Operations:
Net Investment Income *	0.06	0.15	0.07	0.09	0.23
Net Gain (Loss) on Securities (Realized and Unrealized)	5.55	(0.51)	(1.49)	1.64	0.98
Total from Investment Operations	5.61	(0.36)	(1.42)	1.73	1.21

Distributions:
From Net Investment Income	(0.09)	(0.13)	(0.07)	(0.24)	(0.07)
From Net Realized Gain	(3.33)	(0.33)	(1.12)	(0.52)	(0.28)
Total from Distributions	(3.42)	(0.46)	(1.19)	(0.76)	(0.35)

Net Asset Value, at End of Year	$ 12.42	$ 10.23	$ 11.05	$ 13.66	$ 12.69

Total Return **	66.48%	(3.62)%	(9.76)%	13.97%	10.17%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 16,921	$ 11,067	$ 26,787	$ 14,126	$ 12,267
Ratio of Expenses to Average Net Assets	1.44%	1.40%	1.36%	1.36%	1.39%
Ratio of Net Investment Income to Average Net Assets	0.52%	1.43%	0.60%	0.68%	1.84%
Portfolio Turnover	178%	50%	81%	173%	127%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

29

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Website at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Select Value Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147-4003
(440) 922-0066

31

Prospectus

December 30, 2021

Class I Shares: BIGTX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MORE INFORMATION ABOUT THE FUND	7
MANAGEMENT	12
YOUR ACCOUNT	16
DISTRIBUTIONS AND TAXES	26
FINANCIAL HIGHLIGHTS	28
NOTICE OF PRIVACY POLICY AND PROCEDURES	29
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of The Texas Fund (the “Fund”) is long-term capital appreciation. The Fund is an equity fund.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees [1]	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Operating Expenses [2]	1.07%
Total of All Other Expenses	1.31%
Total Annual Fund Operating Expenses	1.67%

(1)	Effective December 1, 2020, the Management Fee paid by the Fund to the Adviser was reduced to an annual rate of 0.25% of the Fund’s average daily net assets up to $10 million and 0.60% of such assets over $10 million. The “Management Fees” of the Fund reflects a blended rate. The “Management Fees” will not exceed 0.60%.
(2)	Effective December 1, 2020, the Fund pays to the Adviser an Operating Services Fee at an annual rate of 1.20% of the Fund’s average daily net assets up to $10 million, 0.75% of such assets from $10 million up to $25 million, 0.65% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, 0.35% of such assets over $100 million. The “Operating Expenses” of the Fund reflects a blended rate. The “Operating Expenses” will not exceed 1.20%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses

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remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$169	$523	$902	$1,965

You would pay the same expenses listed in the above table if you did not redeem your shares.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s principal investment strategy is to invest at least 80% of its assets, less any borrowing for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas. In determining whether a company meets this condition, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screening of $500 million or more. The Sub-Adviser controls for risk by performing fundamental analyses of the initially screened companies. The Sub-Adviser analyzes factors such as financial conditions, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions. Once the Sub-Adviser selects companies in which to invest, the Sub-Adviser initially equally weights the companies within each sector. The Sub-Adviser does not equally weight each sector within the Fund.

The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry due to the Fund’s management team’s belief that such industry has superior growth opportunities. Except as otherwise permitted by the Fund’s non-fundamental policies, any concentration in a specific sector or industry will be under this 25% concentration threshold.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

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Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-Adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Business and Sector Risk. From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

Geographic Concentration Risk. The Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic, and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental, and political activities affecting this industry.

Oil and Gas Sector Risk. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulations and intervention, litigation, and negative publicity and perception.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Small and Mid-Capitalization Company Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Market Turbulence Resulting from COVID-19. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

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Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31

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The Fund’s Institutional Class Shares year-to-date total return through September 30, 2021 was 18.15%.

During the period shown in the bar chart, the highest quarterly return was 26.59% (for the quarter ended December 31, 2020) and the lowest return was -28.43% (for the quarter ended March 31, 2020).

Average Annual Total Returns - For the Period Ended December 31, 2020

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The Texas Fund

	1 Year	5 Year	Since Inception
Institutional Class Return Before Taxes	13.12%	7.33%	2.79%
Institutional Class Return After Taxes on Distributions	13.07%	7.19%	2.54%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.75%	5.73%	2.07%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.33%	15.19%	13.70%

Investment Adviser and Sub-Adviser

Park Place Capital Corporation d/b/a Park Place Capital is the investment adviser to the Fund. J. Team Financial, Inc. d/b/a Team Financial Strategies is the investment Sub-Adviser to the Fund.

Portfolio Managers

●	Jody Team, CFP®, President and Chief Executive Officer of the Sub-Adviser, has managed the Fund since its inception. Jody Team is the lead portfolio manager of the Fund.

●	Scott Haynes, CFP, Senior Advisor of the Sub-Adviser, has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Texas Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S INVESTMENT OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved. The Fund’s benchmarks are the S&P 500 Index and the Russell 3000 Index.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The Fund’s principal investment strategy is to invest at least 80% of its assets, less any borrowing for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas. In determining whether a company meets this condition, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

The Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screen of $500 million or more. The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Sub-Adviser controls for Fund risks by performing fundamental analyses of the initially screened companies. The Sub-Adviser analyzes factors such as financial conditions, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions. Once the Sub-Adviser selects companies in which to invest, the Sub-Adviser initially equally weights the companies within each sector. This modification of weighting allows the Sub-Adviser to control exposure within each sector and may increase an investor’s exposure to small and mid-capitalization companies. The Sub-Adviser does not equally weight each sector within the Fund.

CONCEPTS TO UNDERSTAND

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Market Capitalization means the total dollar market value of a corporation’s outstanding shares.

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The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry due to the Fund’s management team’s belief that such industry has superior growth opportunities. Except as otherwise permitted by the Fund’s non-fundamental policies, any concentration in a specific sector or industry will be under this 25% concentration threshold.

Additionally, the Fund does not intend to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). However, if the Fund exceeds the 25% concentration threshold due to market appreciation, the portfolio managers are not obligated and do not intend to commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%.

The Fund may hold derivative instruments, including options, that provide long and short exposures to debt securities and equity securities. The Fund may use derivatives to manage risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) and/or to replicate outright long or short exposures.

Temporary Defensive Position

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in money market shares, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invest; counterparties with which the Fund engages in

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transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily any objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the value of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-Adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. Stock prices are volatile. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Business and Sector Risk. From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular industry. To the extend the Fund invests heavily in a particular industry that experiences such a negative impact, the Fund’s portfolio will be adversely affected.

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Geographic Concentration Risk. The main industries in Texas include (1) manufacturing, (2) mining and logging, (3) construction, (4) service-providing industries, (5) professional and business services, (6) education and health services, (7) financial activities, (8) trade, transportation and utilities, (9) information, (10) leisure and hospitality and (11) government. The Texas economy is one of the largest and most rapidly growing economies in the United States and is susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. As the largest exporter of goods in the United States, the Texas economy relies heavily on trade with other nations.

Oil and Gas Sector Risk. Companies in the oil and gas sector are affected by worldwide energy prices and exploration and production costs. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulations and intervention, litigation, and negative publicity and perception.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Small and Mid-Capitalization Company Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Market Turbulence Resulting from COVID-19. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of a Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such

9

redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

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MANAGEMENT

Adviser

Park Place Capital Corporation d/b/a Park Place Capital (“Park Place Capital” or the “Adviser”), 2001 Park Place, Suite 525, Birmingham, AL 35203 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-Advisers.

In this capacity, Park Place Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Team Financial Strategies. Park Place Capital was formed in 1988 and, as of August 31, 2021, managed assets of over $104.5 million.

In addition to the Management Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Monteagle Funds on behalf of The Texas Fund to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Fund. These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations; (iii) dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts); (iv) custodian and depository services and functions; (v) distribution, marketing and/or underwriting services; (vi) independent pricing services; (vii) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio; (viii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Park Place Capital under the Investment Advisory Agreement between the Fund and Park Place Capital), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Park Place Capital; (ix) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Fund’s Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Fund; and (x) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolio, and premiums for the fidelity bond maintained by the Fund pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder). These fees do not include: (i) all brokers’ commissions, issue

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and transfer taxes, and other costs chargeable to the Fund or the Portfolio in connection with securities transactions to which the Fund or the Portfolio is a party or in connection with securities owned by the Fund or the Portfolio; (ii) the interest on indebtedness, if any, incurred by the Fund or the Portfolio; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Fund or the Portfolio to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Fund who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Fund or the Portfolio; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Fund’s independent directors; and (vii) any other extraordinary expense of the Fund or Portfolio.

Pursuant to the Management Agreement, effective December 1, 2020, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $10 million	0.25%
Over $10 million	0.60%

For the fiscal year ended August 31, 2021, the Advisor received an aggregate fee of 0.54% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

Pursuant to the Operating Services Agreement, effective December 1, 2020, the Adviser is paid an operating services fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Fee Rate
First $10 million	1.20%
Next $15 million	0.75%
Next $25 million	0.65%
Next $50 million	0.50%
Over $100 million	0.35%

For the fiscal year ended August 31, 2021, the Advisor received an aggregate fee of 0.88% for operating services performed, expressed as a percentage of average net assets of the Fund.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the period ended August 31, 2021.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of

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printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-Adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), under which Team serves as the Fund’s Sub-Adviser. The Adviser has retained Team to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by portfolio managers employed by Team. Team is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Team and its portfolio managers’ business experience and educational background follow:

Team Financial Strategies (“Team”) whose principal executive offices are located at 425 Cypress Street, Abilene, TX 79601, manages the portfolio of the Fund and has since its inception. As of August 31, 2021, Team manages over $160.85 million in total assets for institutions and high net worth individuals and invests in high quality domestic securities, including stocks, bonds, mutual funds, exchange traded funds and options.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Team is available in the Fund’s annual report for the period ended August 31, 2021.

Portfolio Managers.

Jody Team, CFP®. Mr. Team received a BBA in Finance from Abilene Christian University in May of 2001. Mr. Team earned the Certified Financial PlannerTM marks in June of 2004 after passing the CFP Board exam and meeting the education, experience and ethics requirements set forth by the CFP Board.

Mr. Team established J. Team Financial, Inc. d/b/a Team Financial Strategies in May of 2005 and has operated Team Financial Strategies since its inception. He is the President of the company and is the Chair of the firm’s investment team. At Team, Mr. Team advises on individual client asset allocations as well as multiple models that are implemented with clients of the firm. Mr. Team serves as the lead portfolio manager of the Fund.

Scott Haynes, CFP®. Mr. Haynes received a BBA in Management/Marketing from Abilene Christian University in May of 2001. Mr. Haynes earned the Certified Financial PlannerTM marks in May of 2013 after passing the CFP Board exam and meeting the education, experience and ethics requirements set forth by the CFP Board.

Mr. Haynes has worked as a financial advisor since 2001. From 2001-2010, Mr. Haynes worked for Edward Jones advising individuals on their investment portfolios. Mr. Haynes started his financial planning and investment advisor career with Team Financial Strategies in May of 2010. Mr. Haynes is a Senior Advisor at Team and a member of the

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firm’s investment team. Mr. Haynes advises clients on individual client asset allocations and is a contributor to the construction of the firm’s allocation models.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for the costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees attributable to the Fund and extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser pursuant to an Operating Services Agreement.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

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YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are an investor willing to accept significant fluctuations in the value of your investment

●	You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may not be appropriate for you if:

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-	the Fund name and your account number;
-	the account name(s) and address;
-	the dollar amount or number of shares you wish to redeem; and
-	signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

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The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

 How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments (or ACH payments) to:

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Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●	By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●	Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

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●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000 for Class I shares. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
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By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100 per occurrence. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

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After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

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How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

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Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100 per occurrence.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1% of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

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Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

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By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

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DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered”

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securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

26

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

	Years Ended
Institutional Class Shares	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017

Net Asset Value, at Beginning of Year	$ 9.73	$ 9.58	$ 11.97	$ 9.38	$ 8.88

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.05)	-***	-	0.02	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.13	0.16	(2.17)	2.57	0.53
Total from Investment Operations	4.08	0.16	(2.17)	2.59	0.50

Distributions:
From Net Investment Income	-	(0.01)	-***	-	-
From Return of Capital	-	-	(0.03)	-	-
From Net Realized Gain	-	-	(0.19)	-	-
Total from Distributions	-	(0.01)	(0.22)	-	-

Net Asset Value, at End of Year	$ 13.81	$ 9.73	$ 9.58	$ 11.97	$ 9.38

Total Return **	41.93%	1.68%	(18.12)%	27.61%	5.63%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$13,974	$ 9,220	$ 9,826	$12,445	$ 9,934
Ratio of Expenses to Average Net Assets	1.67%	1.71%	1.64%	1.61%	1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.36%)	(0.02%)	(0.01%)	0.18%	(0.29%)
Portfolio Turnover	94%	137%	83%	44%	40%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

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NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Website at: http://www.sec.gov

Investment Company Act File No. 811-08529

The Texas Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147

(440) 922-0066

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FUND SUMMARY	1
ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE STRATEGY	9
MANAGEMENT	13
YOUR ACCOUNT	17
DISTRIBUTIONS AND TAXES	32
FINANCIAL HIGHLIGHTS	34
NOTICE OF PRIVACY POLICY AND PROCEDURES	36
FOR MORE INFORMATION	BACK COVER

The Fund is a series of the Monteagle Funds. This Prospectus discusses Investor Class shares and Institutional Class shares of the Fund.

FUND SUMMARY – MONTEAGLE OPPORTUNITY EQUITY FUND

Investment Objective

The Fund’s investment objective is to seek growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees (1)	0.25%	0.25%
Distribution and Service (Rule 12b-1) Fees	none	none
Other Expenses	0.16%	0.15%
Operating Services Fee	1.30%	0.80%
Total of all Other Expenses	1.47%	0.96%
Total Annual Fund Operating Expenses (2)	1.71%	1.20%

(1)	Effective December 1, 2020, the Management Fee paid by the Fund to the Adviser was reduced to an annual rate of 0.25% of the Fund’s average daily net assets up to $25 million and 0.50% of such assets over $25 million. The “Management Fees” will not exceed 0.50%.
(2)	Effective December 1, 2020, the Investor Class pays to the Adviser an Operating Services Fee at an annual rate of 1.30% of the Fund’s average daily net assets up to $25 million, 1.00% of such assets from $25 million up to $50 million, 0.95% of such assets from $50 million up to $100 million, 0.90% of such assets over $100 million. Effective December 1, 2020, the Institutional Class will pay to the Adviser an Operating Services Fee at an annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.50% of such assets from $25 million up to $50 million, 0.45% of such assets from $50 million up to $100 million, 0.40% of such assets over $100 million.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Investor Class	$175	$542	$933	$2,030
Institutional Class	$123	$384	$665	$1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, the Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, the Fund invests more than 90% of its total assets in common stocks of companies identified by the Fund’s investment sub-adviser, G.W. Henssler & Associates, LTD (the “Sub-adviser”), based on the characteristics below. the Fund may invest in companies of any size, and the Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, the Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for the Fund, the Sub-adviser seeks companies that exhibit the following characteristics:

• undervalued assets;

• strong balance sheet characteristics and financial foundations;

• high earnings expectations; and

• quality management and potential for future growth.

Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to:

• price;

• price history; and

• price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Principal Investment Risks

Investors in the Fund may lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or

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any other government agency. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

Market Risk. The value of stocks selected for the Fund’s portfolio or the overall stock market may decline over short or extended periods.

Business and Economic Risk. Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry.

Management Style Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s selection of investments for the Fund, particularly in volatile stock markets.

Value Style Investing Risk. A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Political Risk. The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

Investments in Small- and Mid-Sized Companies Risk. Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Foreign Securities Risk. Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Market Turbulence Resulting from COVID-19. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced

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particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Performance

You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all the assets and liabilities of The Henssler Equity Fund, a series of the Henssler Funds, (the “Predecessor Fund”) in a tax-free reorganization on May 1, 2019. In connection with this acquisition, shares of the Predecessor Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Investor Class Shares and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.monteaglefunds.com.

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Calendar Year Returns as of December 31

The Fund’s Investor Class year-to-date total return as of December 31, 2020, was 12.52%. Returns of the Investor Class shares are presented because the Institutional Class shares were not offered during all of the periods shown. The annual returns would differ only to the extent that the Institutional Class and Investor Class shares do not have the same expenses.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.34%	6/30/2020
Lowest Return	-25.57%	3/31/2020

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Average Annual Total Returns - For the periods ended December 31, 2020:

Investor Class	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	12.52%	9.35%	9.17%	6.68%
Return After Taxes on Distributions	12.11%	7.39%	5.12%	4.70%
Return After Taxes on Distributions and Sale of Fund Shares	7.35%	6.95%	6.29%	5.05%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	18.33%	15.19%	13.86%	7.55%
Institutional Class
Return Before Taxes	13.09%	9.98%	-	10.21%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	18.33%	15.19%	-	14.39%

*The Predecessor Fund’s Institutional Class shares commenced investment operations on June 15, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Sub-Adviser

Park Place Capital Corporation d/b/a Park Place Capital is the investment adviser to the Fund. G.W. Henssler & Associates, Ltd. is the investment Sub-adviser to the Fund.

Portfolio Managers

●	William G. Lako, Jr., CFP®, Principal and Managing Director of the Sub-adviser, has managed the Fund since January 2019.

●	Troy L. Harmon, CFA®, CVA ®, Chief Investment Officer of the Sub-adviser, has managed the Fund since January 2019.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Investor Class shares through a financial-intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below. the Fund may change the investment minimums at any time. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

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Investor Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,000	$200
Traditional IRAs	$1,000	$100
Roth IRAs	$1,000	$100
Coverdell ESAs	$500	$100
Automatic Investment Plan	$100	$100

Institutional Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000,000	None
Traditional IRAs	$1,000,000	None
Roth IRAs	$1,000,000	None
Coverdell ESAs	$1,000,000	None
Automatic Investment Plan	$1,000,000	None

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE AND STRATEGY

An investment in the Fund cannot be considered a complete investment program. An investor’s needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles may not find the Fund to be an appropriate investment vehicle.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, the Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, the Fund invests more than 90% of its total assets in common stocks of companies identified by the Adviser based on the characteristics below. the Fund may invest in companies of any size, and the Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, the Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for the Fund, the Adviser seeks companies that exhibit the following characteristics:

•	undervalued assets;

•	strong balance sheet characteristics and financial foundations;

•	high earnings expectations; and

•	quality management and potential for future growth.

Factors deemed important by the Adviser in selecting securities of such companies include, but are not limited to:

•	price;

•	price history; and

•	price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Principal Risks of Investing in the Fund

All investments carry risks, and an investment in the Fund is no exception. You could lose money on your investment in the Fund. Accordingly, you should understand the principal risks of investing in the Fund, each of which is described below.

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Market Risk: Stock prices fluctuate in response to many factors, including changes in interest rates, the activities of individual companies and general market and economic conditions. Regardless of any one company’s particular prospects, a declining stock market may produce a decline in stock prices for all companies. Stock market declines may continue for an indefinite period of time, and investors should understand that from time to time during these temporary or extended bear markets, the value of the Fund may decline.

Business and Economic Risk: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry. For example, many industries and companies rely heavily on one type of technology. If this technology becomes outdated, or ceases to be cost-effective, industries and companies that rely on the technology may become unprofitable while companies outside the industry may not be affected at all.

Management Style Risk: The ability of the Fund to meet its investment objective is directly related to the Adviser’s selection of investments for the Fund. The Adviser’s judgments about the quality, value, and potential appreciation of stocks of particular companies may prove to be incorrect in the short-term or the long-term, either of which may have an adverse effect on the value of the Fund.

Value Style Investing Risk: A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will increase the price of the security do not occur.

The Fund’s policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are less widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during periods of anticipated economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in periods of anticipated economic downturns. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Political Risk: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry. For example, if a particular sector or industry becomes subject to more or less government regulation, some companies in that sector or industry will make a successful transition into the new environment and prosper, while other companies will mismanage the process and do poorly.

Investments in Small-and Mid-Sized Companies Risk: Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile.

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Foreign Securities Risk: Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Market Turbulence Resulting from COVID-19: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of a Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Shareholder Concentration Risk: When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Temporary Defensive Positions

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Under extraordinary circumstances or to attempt to protect the Fund from significant down cycles in the stock market, the Fund may invest in cash and certain cash equivalents, money market instruments, U.S. Government securities and certain other fixed income securities. The Fund will limit its investments in corporate bonds and notes to those which are considered investment grade (generally, bonds and notes that have received a rating from Standard & Poor’s Corporation of “BBB” or better or from Moody’s Investors Service, Inc. of “Baa” or better) at the time of their purchase.

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The Fund’s investments in fixed income securities will generally be subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments as they become due. Market risk relates to the fact that market values of fixed income securities generally will be affected by changes in the level of interest rates. Generally, as interest rates rise, the market value of fixed income securities will fall. Conversely, as interest rates fall, the market value of fixed income securities will rise. Fluctuations in market value do not affect the interest income from the securities, but are reflected in the Fund’s net asset value.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invest; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Portfolio Turnover

Portfolio turnover measures the rate at which the securities in a fund’s portfolio change during any given year. Portfolio turnover involves expense to a fund in the form of brokerage commissions and other transaction costs, which may adversely impact the fund’s performance. Additionally, an increase in portfolio turnover may result in an increase or decrease in taxable gain or loss attributable to shareholders of a fund. The Adviser manages the Fund for long-term profits, and expects that under normal conditions, portfolio turnover should be less than 100%. However, the rate of portfolio turnover may be higher for the Fund if implementation of the Fund’s investment strategy or a temporary defensive position results in frequent trading.

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Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

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MANAGEMENT

Adviser

Park Place Capital Corporation d/b/a Park Place Capital (“Park Place Capital” or the “Adviser”), 2001 Park Place, Suite 525, Birmingham, AL 35203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Park Place Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to G.W. Henssler & Associates, Ltd. Park Place Capital was formed in 1988 and, as of August 31, 2021, managed assets of over $104.5 million.

In addition to the Advisory Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Monteagle Funds on behalf of the Monteagle Opportunity Equity Fund to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Fund. These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations; (iii) dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts); (iv) custodian and depository services and functions; (v) distribution., marketing, and/or underwriting services; (vi) independent pricing services; (vii) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio; (viii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Park Place Capital under the Investment Advisory Agreement between the Fund and Park Place Capital), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Park Place; (ix) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Fund’s Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Fund; and (x) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolio, and premiums for the fidelity bond maintained by the Fund pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties,

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as insureds thereunder). These fees do not include: (i) all brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund or the Portfolio in connection with securities transactions to which the Fund or the Portfolio is a party or in connection with securities owned by the Fund or the Portfolio; (ii) the interest on indebtedness, if any, incurred by the Fund or the Portfolio; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Fund or the Portfolio to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Fund who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Fund or the Portfolio; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Fund’s independent directors; and (vii) any other extraordinary expense of the Fund or Portfolio.Pursuant to the Management Agreement, effective as of December 1, 2020, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule for both the Investor Class and Institutional Class:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	0.25%
Over $25 million	0.50%

For the fiscal year ended August 31, 2021, the Advisor received an aggregate fee of 0.43% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

Pursuant to the Operating Services Agreement, effective December 1, 2020, the Adviser is paid an operating services fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Investor Class Annual Fee Rate	Institutional Class Annual Fee Rate
First $25 million	1.30%	0.80%
Next $25 million	1.00%	0.50%
Next $50 million	0.95%	0.45%
Over $100 million	0.90%	0.40%

For the fiscal year ended August 31, 2021, the Advisor received an aggregate fee of 0.61% from the Institutional Class and 1.10% from the Investor Class for operating services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

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A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the period ended August 31, 2021.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement G.W. Henssler & Associates, Ltd. (“Henssler & Associates”), under which Henssler & Associates serves as the Fund’s Sub-adviser. The Adviser has retained Henssler & Associates to render advisory services and make daily investment decisions for the Fund. Henssler & Associates’ investment management team has provided portfolio management on behalf of the Fund through the predecessor Fund’s investment advisor, Henssler Asset Management, LLC, since January 2016. Henssler & Associates also provides investment advisory services to corporations, individual investors, and institutional investors since its inception. The day-to-day management of the Fund is performed by the portfolio managers employed by Henssler & Associates. Henssler & Associates is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Henssler & Associates and the business experience and educational background of the Fund’s portfolio managers follow:

Portfolio Managers. The Fund is managed by William G. Lako, Jr., CFP® and Troy L. Harmon, CFA®, CVA® (the “Investment Committee”). The Fund’s Investment Committee is jointly and primarily responsible for the day-to-day portfolio management of Monteagle Opportunity Equity Fund and is supported by a group of research analysts and other members of the Adviser’s investment staff.

Mr. Lako has worked in investment management and financial planning for more than 23 years. He earned his BBA from Kennesaw State University in 1995, and holds the Series 7, Series 26, Series 28, Series 63 and Series 65 registrations. Mr. Lako is a CERTIFIED FINANCIAL PLANNERTM Certificant. Mr. Lako began his financial career with G.W. Henssler & Associates, Ltd. in 1995.

Mr. Harmon has worked in investment management and financial analysis for more than 10 years. He earned his BBA in Finance in 2006 and a BBA in Accounting in 2015 from Kennesaw State University. Mr. Harmon is a CFA Charter holder and a Certified Valuation Analyst. Mr. Harmon began his financial career with G.W. Henssler & Associates, Ltd. in 2006.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Henssler & Associates is available in the Fund’s annual report for the period ended August 31, 2021.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the

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Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. the Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for the costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees attributable to the Fund and extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser pursuant to an Operating Services Agreement.

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YOUR ACCOUNT

General Information

The Fund does not impose any sales charges on purchases of the Fund. In general, the Fund requires a minimum initial investment of $2,000 for Investor Class shares and $1,000,000 for Institutional Class shares. For Investor Class shares, the Fund requires a minimum subsequent investment of $200 and the Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month, and for certain other accounts, as noted below. There is not a subsequent investment minimum for Institutional Class shares.

Orders for the purchase of shares of the Fund placed directly with the Fund’s transfer agent, Mutual Shareholder Services, LLC (the “Transfer Agent”) by an investor are executed at the next determined NAV per share after receipt in proper form by the Transfer Agent. the Fund has authorized one or more brokers (or other financial intermediaries) to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee. Shares are eligible to receive dividends the day they are purchased. the Fund reserves the right to reject any order for the purchase of its shares in whole or in part.

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. the Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. the Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-	the Fund name and your account number;
-	the account name(s) and address;
-	the dollar amount or number of shares you wish to redeem; and
-	signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

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You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

Choosing a Share Class:

The Fund offers Investor Class and Institutional Class shares. Expenses vary between the Investor Class and Institutional Class shares of the Fund. You should carefully consider the differences in the fee structures as well as the length of time you wish to invest in the Fund before choosing which share class is most appropriate for you to purchase. (Please review the Fees and Expenses Table for the Fund before investing in the Fund.) Additionally, please make sure that you are an eligible investor for the specific class. The following is a summary of the differences between Investor Class and Institutional Class shares of the Fund.

	Investor Class	Institutional Class
Minimum Initial Investment	$2,000	$1,000,000
(See table below for IRA and other types of accounts)		(NOTE: Registered investment advisers and financial planners that maintain an account directly with the Transfer Agent may aggregate their client accounts to meet the minimum amount if prior written notice is provided to the Transfer Agent.)
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Eligible Investors	Designed for the following types of accounts: (1) individual investors investing directly through the Fund’s Transfer Agent; or (2) individual investors investing through financial intermediaries.

Designed for the following types of accounts:

(1)       proprietary accounts of institutions (financial institutions, corporations, trusts, estates, religious and charitable organizations) maintained directly with the Transfer Agent; and

(2)       accounts of registered investment advisers and financial planners purchasing on behalf of clients who are charged asset-based or other management fees.

Expenses	Higher expense ratio than Institutional Class shares due to a higher Operating Services Fee.	Lower expense ratio than Investor Class shares due to a lower Operating Services Fee.

When and How NAV is Determined. the Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. the Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. the Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

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Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments (or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. the Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. the Fund does not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

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●	By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●	Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. the Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. In general, the Fund requires a minimum initial investment of $2,000 for Investor Class shares and $1,000,000 for Institutional Class shares. For Investor Class shares, the Fund requires a minimum subsequent investment of $200 and the Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month, and for certain other accounts, as noted below. There is not a subsequent investment minimum for Institutional Class shares. Management of the Fund may choose to waive the initial investment minimum.

Investor Class
	Minimum Initial Investment	Additional Investment
Regular Accounts	$2,000	$200
Traditional IRAs	$1,000	$100
Roth IRAs	$1,000	$100
Coverdell ESAs	$500	$100
Automatic Investment Plan	$100	$100

Institutional Class
	Minimum Initial Investment	Additional Investment
Regular Accounts	$1,000,000	None
Traditional IRAs	$1,000,000	None
Roth IRAs	$1,000,000	None
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Coverdell ESAs	$1,000,000	None
Automatic Investment Plan	$1,000,000	None

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
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By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes.

Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. the Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. the Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. the Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

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Effective May 11, 2018, if you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. the Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. the Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. the Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Special Instructions for Individual Retirement Accounts

If you are interested in investing your Individual Retirement Account (“IRA”) or Roth IRA in the Fund, you may establish an IRA, IRA Rollover Account, Roth IRA, or Roth IRA Rollover Account in the Fund. Please call the Fund at (888) 263-5593 to request an IRA investment package. You may also call a broker-dealer for more information regarding the establishment of an IRA account in the Fund. For more complete IRA information, consult your tax professional.

An annual IRA and Coverdell Education Savings Account (“ESA”) maintenance fee of $12.00 is charged by the IRA custodian on a per-account basis.

Terms To Understand

Traditional IRA - an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Roth IRA - an IRA funded with non-deductible contributions; and tax-free growth of assets and distributions, if the assets are held for five years or longer and certain conditions are met.

Coverdell ESA - an education savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay qualified educational expenses.

Special Instructions For Institutional Class Shares

The Fund offers Institutional Class shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations or corporations. Institutional Class shares may also be offered through financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. If you are purchasing Institutional shares through a financial intermediary, you must follow the procedures established by your financial intermediary. Your financial intermediary holds the Institutional shares in your name and receives all confirmations of purchases and sales.

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Institutional Class shares of the Fund are purchased or redeemed at their NAV per share next calculated after your purchase order and payment or redemption order is received in proper form by the Fund, less any applicable redemption fees. If you place an order for Institutional Class shares of the Fund through a financial intermediary, the Fund will be deemed to have received a purchase or redemption order when the financial intermediary receives the order. The financial intermediary must send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s instructions. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses. For more information about your financial intermediary’s rules and procedures and whether your financial intermediary has been authorized by the Fund to receive purchase and redemption orders on their behalf, you should contact your financial intermediary directly.

Selling Shares

The Fund typically expects to pay redemption proceeds 1 business day following receipt of a redemption order. However, payment may take longer than 1 business day and may take up to 7 days as generally permitted by the Investment Company Act of 1940, as amended. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. the Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● the Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

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By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number (Exact name(s) in which the account is registered)

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions.

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In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 90 days, the Fund may close your account and send you the proceeds. the Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions. The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the

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Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Fund does not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election. The Fund’s methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on exchanges, but each Fund reserves the right to limit the number of exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares
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By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). the Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Board of Trustees has adopted policy and procedures directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a

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shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

General Policies

The Fund reserves the right to:

Refuse any purchase request for any reason.

Change any of its purchase or redemption policies or procedures at any time.

Delay in sending out redemption proceeds for up to seven (7) days. This generally only happens in cases of large redemptions or during unusual market conditions.

Make payment for any redemption proceeds in securities rather than cash. This generally only happens in cases of large redemptions or during unusual market conditions.

Suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

Liquidate the value of your account and transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

Low Balance Accounts

If your account falls below $1,000 because of redemption, the Fund may request in writing that you increase your balance. If the balance remains less than $1,000 ninety (90) days from the date of the written request, the Fund may close your account, and mail you the proceeds from your account to the address on the Transfer Agent’s records.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. the Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/ Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. the Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

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Patriot Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the required application, you will be required to supply your full name, date of birth, Social Security number and permanent street address to assist in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account. The value of the shares at the time of redemption may be more or less than what the shareholder paid for such shares. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requiring additional information or documentation from you, to ensure that the information supplied by you is correct.

Investments Through Third Parties

If you invest through a third party (rather than directly through the Fund), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The Adviser also may, from time to time, at its expense and out of its own resources, make cash payments to certain financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customer’s assets in the Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase Fund shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to financial intermediaries that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, transaction processing, sub-accounting or marketing support.

Telephone Purchases by Securities Firms

Member firms of the Financial Industry Regulatory Authority (“FINRA”) may telephone the Transfer Agent at (888) 263-5593 and place purchase orders on behalf of investors who carry their Fund investments through the member’s account with the Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund, the Distributor nor the Transfer Agent shall be liable for following instructions communicated by telephone and reasonably believed to be genuine. the Fund and its agents provide written confirmations of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or the Fund fails to employ this and other established procedures, the Transfer Agent or the Fund may be liable. the Fund reserves the right to modify or terminate these telephone privileges at any time.

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DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. the Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. the Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered”

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securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. the Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. the Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Index Description

S&P 500 Index: The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. You may not invest directly in the S&P 500 Index.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the Fund’s financial performance for the past five fiscal years. The Fund is a continuation of the Predecessor Fund and, therefore, the financial information includes results of the Predecessor Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). The information provided in the following tables for the fiscal periods ended April 30 is derived from the Predecessor Fund’s audited Annual Reports. The information for the fiscal periods ended April 30 has been audited by Cohen & Company, Ltd., the Predecessor Fund’s and this Fund’s Independent Registered Public Accounting Firm, whose reports, along with the Fund’s financial statements, are included in the Predecessor Fund’s Annual Report. The Predecessor Fund’s unaudited Semi-Annual Reports and audited Annual Reports and this Fund’s audited reports are available upon request.

	Years Ended		Period Ended (c)	Years Ended
Investor Class Shares	8/31/2021	8/31/2020	8/31/2019	4/30/2019†	4/30/2018†	4/30/2017†

Net Asset Value, at Beginning of Year/Period	$ 5.45	$ 5.56	$ 5.75	$ 5.61	$ 6.00	$ 5.95

Income (Loss) From Investment Operations:
Net Investment Income *	- ***	0.04	0.02	0.03	0.01	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	1.87	0.27	(0.19)	0.45	0.23	0.75
Total from Investment Operations	1.87	0.31	(0.17)	0.48	0.24	0.78

Distributions:
From Net Investment Income	(0.02)	(0.04)	(0.02)	(0.01)	(0.05)	(0.04)
From Net Realized Gain	-	(0.38)	-	(0.33)	(0.58)	(0.69)
Total from Distributions	(0.02)	(0.42)	(0.02)	(0.34)	(0.63)	(0.73)

Net Asset Value, at End of Year/Period	$ 7.30	$ 5.45	$ 5.56	$ 5.75	$ 5.61	$ 6.00

Total Return **	34. 31%	5.63%	(2.92)%(b)	9.54%	3.56%	13.26%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$12,558	$11,215	$ 18,158	$ 19,848	$ 21,556	$ 27,059
Ratio of Expenses to Average Net Assets	1.71%	1.61%	1.49%(a)	1.53%	1.55%	1.47%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05%)	0.75%	0.80%(a)	0.60%	0.12%	0.50%
Portfolio Turnover	58%	53%	51%(b)	62%	6%	146%

† Formerly The Henssler Equity Fund.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

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	Year Ended		Period Ended(c)	Year Ended
Institutional Class Shares	8/31/2021	8/31/2020	8/31/2019	4/30/2019†	4/30/2018†	4/30/2017†

Net Asset Value, at Beginning of Year/Period	$ 5.86	$ 5.94	$ 6.15	$ 5.97	$ 6.33	$ 6.24

Income (Loss) From Investment Operations:
Net Investment Income *	0.03	0.07	0.03	0.07	0.04	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	2.01	0.29	(0.20)	0.47	0.25	0.78
Total from Investment Operations	2.04	0.36	(0.17)	0.54	0.29	0.84

Distributions:
From Net Investment Income	(0.05)	(0.06)	(0.04)	(0.03)	(0.07)	(0.06)
From Net Realized Gain	-	(0.38)	-	(0.33)	(0.58)	(0.69)
Total from Distributions	(0.05)	(0.44)	(0.04)	(0.36)	(0.65)	(0.75)

Net Asset Value, at End of Year/Period	$ 7.85	$ 5.86	$ 5.94	$ 6.15	$ 5.97	$ 6.33

Total Return **	35.00%	6.18%	(2.83)%(b)	10.02%	4.22%	13.66%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 22,128	$ 16,469	$ 16,300	$ 16,952	$ 17,465	$ 15,614
Ratio of Expenses to Average Net Assets	1.20%	1.12%	1.00%(a)	1.03%	1.05%	0.97%
Ratio of Net Investment Income to Average Net Assets	0.43%	1.24%	1.29%(a)	1.09%	0.61%	1.00%
Portfolio Turnover	58%	53%	51%(b)	62%	6%	146%

† Formerly The Henssler Equity Fund.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

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NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

● Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

● The Fund’s investment adviser; and

● Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Website at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Opportunity

Equity Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

c/o ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147-4003
(440) 922-0066

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FUND SUMMARY	1
MORE INFORMATION ABOUT THE FUND	9
MANAGEMENT	18
YOUR ACCOUNT	22
DISTRIBUTIONS AND TAXES	33
FINANCIAL HIGHLIGHTS	35
NOTICE OF PRIVACY POLICY AND PROCEDURES	36
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Smart Diversification Fund (the “Fund”) is total return through a combination of capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.42%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.22%
Operating Expenses (2)	0.88%
Total of All Other Expenses	1.06%
Acquired (Underlying) Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses (3)	1.71%

(1)	Effective December 1, 2020, the Management Fee paid by the Fund to the Adviser was reduced to an annual rate of 0.25% of the Fund’s average daily net assets up to $10 million and 0.50% of such assets over $10 million. The “Management Fees” of the Fund reflects a blended rate. The “Management Fees” will not exceed 0.50%.
(2)	Effective December 1, 2020, the Fund pays to the Adviser an Operating Services Fee at an annual rate of 1.20% of the Fund’s average daily net assets up to $10 million, 0.75% of such assets for the next $15 million, 0.65% of such assets for the next $25 million, 0.50% of such assets for the next $50 million, 0.50% of such assets over $100 million. The “Operating Expenses” of the Fund reflects a blended rate. The “Operating Expenses” will not exceed 1.20%.
(3)	“Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The Fund’s “Acquired Fund Fees and Expenses” are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$170	$526

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its investment objective by investing under normal market conditions at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase, in exchange-traded funds (“ETFs”) that invest in domestic and foreign (i) equity securities of all market capitalizations, (ii) fixed-income securities of any credit quality, (iii) commodities (e.g., gold), (iv) real estate investment trusts (“REITs”) and (iv) cash or cash equivalents. The foreign securities held by the underlying ETFs may include those in emerging markets.  While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities. The Fund may invest in fixed income securities of any credit quality (including high yield or “junk” bonds) and any maturity duration.

Luken Investment Analytics, LLC, the Fund’s investment sub-adviser, uses the Smart Diversification® strategy, which is based on a proprietary quantitative model that uses trend analysis with a risk-management overlay to analyze each of the portfolio’s fixed income, equities, cash or cash equivalent, and commodities or REIT, asset classes in the portfolio. The model uses trend, strength, and risk indicators to determine the weighting of each asset class held in the portfolio. The Adviser ranks each investment type (asset class) using a proprietary system which considers medium to long-term price trends ranging from a few weeks (short-term) to several months (long-term). If equity markets are trending upward for the applicable period, assets are allocated into equity investments according to the proprietary model’s rules; and if equities are trending downward, the assets are primarily invested in fixed income securities, cash or alternatives as dictated by

2

the applicable model. These decisions are made by pre-set rules. Proprietary indicators are used for strength and risk and may affect the portfolio’s asset class weightings.

The sub-adviser anticipates rebalancing the Fund’s portfolio based upon the sub-adviser’s proprietary indicators. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. During protracted economic downturns, the sub-adviser may utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs. Alternative or specialty ETFs are selected to provide positive returns and diversification. These may include ETFs linked to commodities, gold and managed futures. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

Small and Medium Capitalization Company Risk. Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Emerging Market Risk. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Interest Rate Risk. The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets.

For example, if interest rates increase by 1%, assuming a current portfolio duration of 10 years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%.

The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

3

High Yield or Junk Bond Risk. Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Real Estate Investment Trust (REIT) Risk. Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Currency Risk. The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

Alternative and Specialty Assets Risk. The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, gold, managed futures and real estate

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at

4

the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

Fixed-Income Risk. When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Gold Risk. The price of gold may be volatile and gold related ETFs may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses.

Managed Futures Risk. Investing in Underlying Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk and leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by an Underlying Fund’s manager. An Underlying Fund’s manager’s judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. An Underlying Fund’s use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation, and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Underlying Fund. Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

Market Turbulence Resulting from COVID-19. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to

5

economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31

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The Fund’s Institutional Class Shares year-to-date total return through September 30, 2021 was 11.64%.

During the period shown in the bar chart, the highest quarterly return was 22.38% (for the quarter ended June 30, 2020) and the lowest return was -18.29% (for the quarter ended March 31, 2020).

Average Annual Total Returns - For the Period Ended December 31, 2020

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Smart Diversification Fund	1 Year	Since Inception 9/3/2019
Institutional Class Return Before Taxes	21.75%	23.58%
Institutional Class Return After Taxes on Distributions	21.69%	23.53%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.88%	18.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.33%	23.54%

Investment Adviser and Sub-Adviser

Park Place Capital Corporation d/b/a Park Place Capital is the investment adviser to the Fund. Luken Investment Analytics, LLC is the investment Sub-adviser to the Fund.

Portfolio Managers

●	Gregory L. Luken, President of the Sub-adviser, has managed the Fund since its inception on September 3, 2019.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial investment in shares of the Fund is $10,000 for all accounts. There is no minimum subsequent investment in the Fund. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

Dividends and capital gain distributions, you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Smart Diversification Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is total return through a combination of capital appreciation and income. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND:

CONCEPTS TO UNDERSTAND

A Debt or Fixed Income Security is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity.

Duration is a measure of a security’s average life that reflects the present value of the security’s cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates. For example, the effect of a one percent (1%) increase in interest rates will mean that the price of a bond with a duration of 10 years will decrease by ten percent (10%).

United States Government Security is a debt security issued by the United States or any of its agencies or instrumentalities such as the Government National Mortgage Association.

The Fund may sell a security if:

●	an interest rate change is expected to occur and the Fund seeks to lengthen or shorten the duration of the portfolio;

●	a sector of the market has become less attractive for total return compared to another sector;

●	a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security; or

●	a security receives a rating upgrade that positively impacts the market value of the security and the Fund wishes to capture the appreciation.

TEMPORARY DEFENSIVE POSITION

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash

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equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings Disclosure

A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information. The Fund may, from time to time, make available month-end portfolio holdings information on its website at www.monteaglefunds.com. If month-end portfolio holdings are posted to the website, they are expected to be approximately 30 days old and remain available until new information for the next month is posted. Shareholders may request portfolio holdings schedules at no charge by calling (888) 263-5593.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invest; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Principal Investment Strategies

The Fund seeks to meet its investment objective by investing under normal market conditions at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase, in exchange-traded funds (“ETFs”) that invest in domestic and foreign (i) equity securities of all market capitalizations, (ii) fixed-income securities of any credit quality, (iii) commodities (e.g., gold), (iv) real estate investment trusts (“REITs”) and (iv) cash or cash equivalents. The foreign securities held by the underlying ETFs may include those in emerging markets. While the percentage invested in each asset class will change over time, the Fund invests

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primarily in equity securities and fixed income securities. The Fund may invest in fixed income securities of any credit quality (including high yield or “junk” bonds) and any maturity duration.

Luken Investment Analytics, LLC, the Fund’s investment sub-adviser, uses the Smart Diversification® strategy, which is based on a proprietary quantitative model that uses trend analysis with a risk-management overlay to analyze each of the portfolio’s fixed income, equities, cash or cash equivalent, and commodities or REIT, asset classes in the portfolio. The model uses trend, strength, and risk indicators to determine the weighting of each asset class held in the portfolio The Adviser ranks each investment type (asset class) using a proprietary system which considers medium to long-term price trends ranging from a few weeks (short-term) to several months (long-term). If equity markets are trending upward for the applicable period, assets are allocated into equity investments according to the proprietary model’s rules; and if equities are trending downward, the assets are primarily invested in fixed income securities, cash or alternatives as dictated by the applicable model. These decisions are made by pre-set rules. Proprietary indicators are used for strength and risk and may affect the portfolio’s asset class weightings.

The sub-adviser anticipates rebalancing the Fund’s portfolio based upon the sub-adviser’s proprietary indicators. During protracted economic downturns, the sub-adviser may utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs. Alternative or specialty ETFs are selected to provide positive returns and diversification. These may include ETFs linked to broad based-commodities, gold and managed futures. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Small and Medium Capitalization Company Risk. Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

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Foreign Investment. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Emerging Market Risk. The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Interest Rate Risk. Interest rates have an effect on the value of a Fund’s fixed income investments because the value of those investments will vary as interest rates fluctuate. Generally, fixed income securities will decrease in value when interest rates rise and when interest rates decline, the value of fixed income securities can be expected to rise. The longer the effective maturity of a Fund’s securities, the more sensitive the Fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Duration is a measure of the average life of a fixed income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. With respect to the composition of a fixed income portfolio, the longer the duration of the portfolio, generally the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

High Yield (or Junk Bond Risk). Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price.

Real Estate Investment Trust (REIT) Risk. Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs

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through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by each Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. Finally, because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate each Fund’s holdings at the most optimal time, adversely affecting performance.

You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Additional risks of investing in ETFs are described below:

(a)	Strategy Risk. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.
(b)	Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.
(c)	Tracking Risk. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.
(d)	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, market sector, or geographic region. When an ETF is over-weighted in an industry, group of industries, market sector, or geographic region it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.
(e)	Emerging Markets Risk. There is an increased risk of price volatility associated with an ETF’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
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(f)	Equity Risk. The prices of equity securities in which an ETF invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
(g)	Foreign Currency Risk. Currency movements may negatively impact the value of an ETF portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain of the ETFs may not hedge against the risk of currency exchange rate fluctuations, while other ETFs may if there is volatility in currency exchange rates.
(h)	Foreign Securities Risk. An ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Equity Risk. The net asset values of the Fund will fluctuate based on changes in the value of the securities in which the Funds invests. The Fund’s investments in equity securities, through ETFs, are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices, in general, may decline over short or even extended periods of time, and tend to be more volatile than other investment choices. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Currency Risk. The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk, interest rate risk, counterparty credit risk, short sale risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless. A "short" position is, in

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effect, similar to a sale in which the Fund sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline. The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

Alternative and Specialty Assets Risk. The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments that may be more volatile than other Fund investments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, gold, managed futures, foreign currencies or real estate. Each segment is subject to different risks inherent in its segment: REITs’ real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the “old” currency worthless.

Commodity Risk. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk. There is a risk that debt issuers will not make interest and or principal payments, resulting in losses to an ETF held by the Fund. In addition, the credit quality of fixed income securities may be lowered if an issuer’s financial condition changes or the issuer is likely to default. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses indirectly when an ETF seeks recovery of principal or interest on its portfolio holdings. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard& Poor’s Ratings Group or another NRSRO.

Fixed-Income Risk. When the Fund invests in fixed-income ETFs that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Gold Risk. The price of gold may be volatile and gold related ETFs may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses.

Managed Futures Risk. Investing in Underlying Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk, leverage risk, as well as commodity, energy, interest rate, equity and foreign currency risks depending on the particular strategy used by an Underlying Fund’s manager. An Underlying Fund’s manager’s judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. An Underlying Fund’s use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative will not correlate perfectly with the underlying asset, rate or index. These risks could cause the Underlying Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Underlying Fund. Using derivatives to increase an Underlying Fund’s combined long and short exposure creates leverage, which can magnify the Underlying Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Underlying Fund’s share price. Commodity, energy, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

Market Turbulence Resulting from COVID-19. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of a Fund’s

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investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

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MANAGEMENT

Adviser

Park Place Capital Corporation d/b/a Park Place Capital (“Park Place Capital” or the “Adviser”), 2001 Park Place, Suite 525, Birmingham, AL 35203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Park Place Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Luken Investment Analytics, LLC. Park Place Capital was formed in 1988 and, as of August 31, 2021, managed assets of over $140.5 million.

In addition to the Management Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Monteagle Funds on behalf of the Smart Diversification Fund to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Fund. These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations; (iii) dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts); (iv) custodian and depository services and functions; (v) distribution, marketing and/or underwriting services; (vi) independent pricing services; (vii) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio; (viii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Park Place Capital under the Investment Advisory Agreement between the Fund and Park Place Capital), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Park Place Capital; (ix) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Fund’s Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Fund; and (x) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolio, and premiums for the fidelity bond maintained by the Fund pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder). These fees do not include: (i) all brokers’ commissions, issue

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and transfer taxes, and other costs chargeable to the Fund or the Portfolio in connection with securities transactions to which the Fund or the Portfolio is a party or in connection with securities owned by the Fund or the Portfolio; (ii) the interest on indebtedness, if any, incurred by the Fund or the Portfolio; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Fund or the Portfolio to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Fund who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Fund or the Portfolio; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Fund’s independent directors; and (vii) any other extraordinary expense of the Fund or Portfolio.

Pursuant to the Management Agreement, effective December 1, 2020, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule.

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $10 million	0.25%
Over $10 million	0.50%

For the fiscal year ended August 31, 2021, the Advisor received an aggregate fee of 0.55% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

Pursuant to the Operating Services Agreement, effective December 1, 2020, the Adviser is paid an operating services fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Fee Rate
First $10 million	1.20%
Next $15 million	0.75%
Next $25 million	0.65%
Next $50 million	0.50%
Over $100 million	0.40%

For the fiscal year ended August 31, 2021, the Advisor received an aggregate fee of 0.79% for operating services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other

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industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the period ended August 31, 2021.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Luken Investment Analytics, LLC (“LIA”), under which LIA serves as the Fund’s Sub-adviser. The Adviser has retained LIA to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by LIA. LIA is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding LIA and the business experience and educational background of the Fund’s portfolio managers follow:

Luken Investment Analytics, LLC at 136 Frierson Street, Brentwood, TN 37027, manages the Fund’s portfolio and has since the Fund’s inception. LIA serves primarily individual, retirement plan, corporate and non-profit endowment clients. It primarily manages using Exchange Traded Funds for its clients. As of August 31, 2021, LIA had approximately $212.86 million in assets under management.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and LIA is available in the Fund’s annual report for the period ended August 31, 2021.

Portfolio Managers

Gregory L. Luken serves as President of Luken Investment Analytics, LLC since May 2013. Gregory started in the securities industry in 1988 and began developing math-based solutions for his clients in the early 1990’s. Luken founded and ran a Broker/Dealer, two RIAs and was a founding shareholder in a firm providing software to institutional trading desks for non-standardized derivative securities. He has authored Retire With Confidence, Your Toolbox For Financial Independence, and has been published in Financial Advisor and Wealth Management Magazine.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

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Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for the costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees attributable to the Fund and extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser pursuant to an Operating Services Agreement.

The Adviser pays all the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, and extraordinary expenses.

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YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are a long-term investor seeking a fund with a capital appreciation strategy

●	You are an investor seeking to diversify your holdings with bonds, equities and alternatives

●	You are an investor seeking higher potential returns than a money market fund

●	You are an investor willing to accept fluctuations in the value of your investment

The Fund may not be appropriate for you if:

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-	the Fund name and your account number;
-	the account name(s) and address;
-	the dollar amount or number of shares you wish to redeem; and
-	signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

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You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

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(888) 263-5593

Wire investments (or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●	By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

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●	Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $10,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.
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By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes.

Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

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You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund typically expects to pay redemption proceeds one (1) business day following receipt of a redemption order. However, payment may take longer than one (1) business day and may take up to seven (7) days as generally permitted by the Investment Company Act of 1940, as amended Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

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By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number (Exact name(s) in which the account is registered)

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption

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request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

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Redemptions. The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Fund does not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election. The Fund’s methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on exchanges, but each Fund reserves the right to limit the number of exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares
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By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Board of Trustees has adopted policy and procedures directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of

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purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

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DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the

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Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor regarding your personal circumstances.

Householding

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (888) 263-5593 between the hours of 8:30 a.m. and 5:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

	Year	Period
	Ended	Ended
Institutional Class Shares	8/31/2021	8/31/2020(a)

Net Asset Value, at Beginning of Period/Year	$ 12.13	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.04)	(0.03)
Net Gain on Securities (Realized and Unrealized)	3.55	2.16
Total from Investment Operations	3.51	2.13

Distributions:
From Net Investment Income	(0.02)	-
From Net Realized Gain	-	-
Total from Distributions	(0.02)	-

Net Asset Value, at End of Period	$ 15.62	$ 12.13

Total Return **	28.93%	21.30%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 30,549	$ 12,532
Ratio of Expenses to Average Net Assets***	1.52%	1.75%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.31%)	(0.33%)	(b)
Portfolio Turnover	223%	359%	(c)

(a) For period September 3, 2019 (commencement of operations) through August 31, 2020.

(b) Annualized.

(c) Not Annualized.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

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NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Website at: http://www.sec.gov

Investment Company Act File No. 811-08529

SMART DIVERSIFICATION FUND

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147-4003
(440) 922-0066

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STATEMENT OF ADDITIONAL INFORMATION

December 30, 2021

Monteagle Select Value Fund Class I Shares: MVEIX	The Texas Fund Class I Shares: BIGTX
Monteagle Opportunity Equity Fund Investor Class: HEQFX Institutional Class: HEQCX	Smart Diversification Fund Class I: SMDFX
FUND INFORMATION MONTEAGLE FUNDS Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 (888) 263-5593	INVESTMENT ADVISER Park Place Capital Corporation d/b/a Park Place Capital 2001 Park Place, Suite 525 Birmingham, AL 35203 (800) 459-9084

Each a Portfolio of the

MONTEAGLE FUNDS

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(888) 263-5593

This Statement of Additional Information or SAI supplements the Prospectus. It should be read in conjunction with the Prospectus dated, December 30, 2021, relating to each of the separate series of the Monteagle Funds (“Trust”), an open-end management company organized as a Delaware business trust. The Trust offers shares of Monteagle Select Value Fund, The Texas Fund, Monteagle Opportunity Equity Fund and Smart Diversification Fund (collectively the "Funds" or singularly the "Fund"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained, without charge from the Funds, by contacting Mutual Shareholder Services at the above address or telephone number listed above.

Financial Statements of Monteagle Select Value Fund, The Texas Fund, Monteagle Opportunity Equity Fund and Smart Diversification Fund for the fiscal year ended August 31, 2021, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Additional copies of the Annual Report may be obtained, without charge, by contacting Shareholder Services at the address or telephone number listed above.

FUND HISTORY	2
INVESTMENT POLICIES AND RISKS	2
INVESTMENT LIMITATIONS	13
PERFORMANCE DATA AND ADVERTISING	18
MANAGEMENT	19
PORTFOLIO TRANSACTIONS	33
ADDITIONAL PURCHASE INFORMATION AND REDEMPTION INFORMATION	35
ADDITIONAL TAX INFORMATION	38
OTHER MATTERS	39
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	45
APPENDIX B - MISCELLANEOUS TABLES	49
APPENDIX C - PROXY VOTING PROCEDURES	51

GLOSSARY

"Administrator" or "Transfer Agent" means the administrator, transfer agent, dividend disbursing agent and fund accountant of each Fund.

"Adviser" means Park Place Capital Corporation d/b/a Park Place Capital.

"Board" means the Board of Trustees of the Trust.

“CEA” means the Commodity Exchange Act, as amended.

"CFTC" means the U.S. Commodities Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of each Fund's assets.

"Distributor" means the principal underwriter of each Fund.

"ETF" means Exchange Traded Fund.

"Fitch" means Fitch Ratings.

"Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

"Funds" means each series of the Trust, collectively, as identified on the cover page of the SAI.

"Moody's" means Moody's Investors Service, Inc.

"NAV" means net asset value.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Sub-adviser" means Parkway Advisors, LP, J. Team Financial, Inc., G.W. Henssler & Associates, Ltd. or Luken Investment Analytics, LLC as appropriate.

"Trust" means Monteagle Funds.

"Trustees" means the Board of Trustees of the Trust.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

FUND HISTORY

Monteagle Funds was organized on November 25, 1997 as a Delaware statutory trust. Each of the Monteagle Select Value Fund, The Texas Fund, Monteagle Opportunity Equity Fund and Smart Diversification Fund is an open end, management investment company and a separate diversified series of the Trust. The Trust’s Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series.

INVESTMENT POLICIES AND RISKS

Each Fund’s Prospectus describes its investment objective and principal investment strategy, as well as its principal investment risks. The following discussion supplements the disclosure found in each Fund's Prospectus describing investment techniques, strategies, and risks.

COMMON STOCKS

The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

COMMERCIAL PAPER AND MONEY MARKET INSTRUMENTS

The Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of $1 billion and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

HEDGING AND OPTION INCOME STRATEGIES

A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's

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total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

The Funds may write covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Options Strategies

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund's Adviser or Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the

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fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

Risks

A Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

•	Dependence on the Adviser or Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.

•	Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.

•	The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.

•	Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

•	The possible need to defer closing out of certain options to avoid adverse tax consequences.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

COMMODITY INTERESTS

The Funds currently do not invest in futures contracts, options on futures contracts, swaps or other instruments that would be regarded as “commodity interests” under the CEA and the rules thereunder, and are thus not “commodity pools” under the CEA. As a result, neither the Adviser nor any of the Sub-advisers has registered with the CFTC as a “commodity pool operator” nor filed notices of eligibility for exemption under CFTC Rule 4.5 as a consequence of their activities for the Funds. If in the future a Fund intends to invest in “commodity interests,” it will do so in accordance with the requirements of Rule 4.5 or other applicable CFTC rules.

The Funds also currently do not invest in other vehicles or investments that create indirect exposure for the Fund to “commodity interests” as defined in the CEA that would cause the Fund to be considered a “commodity pool” under that Act.

CONVERTIBLE SECURITIES

Those Funds each invest in convertible securities may only invest in those of investment grade.

In General

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

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Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Convertible securities also are subject to the risks of debt securities. Changes in interest rates could adversely affect a convertible security's value and an issuer may default on payments of interest or principal.

Value of Convertible Securities

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

ILLIQUID AND RESTRICTED SECURITIES

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

In General

The term "illiquid securities" means securities that cannot be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, options purchased over-the-counter, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser or Sub-adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

Risks

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities

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determined by the Adviser or Sub-adviser to be liquid, can become illiquid.

Determining Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser or Sub-adviser, pursuant to guidelines approved by the Board. The Adviser or Sub-adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser or Sub-adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Sub-adviser may determine that the securities are not illiquid.

High Yield Securities

The Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

•	Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower-rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.
•	Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher-rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.
•	Valuation Difficulties. It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower- rated securities, valuation of such investments is much more dependent on judgment than is the case with higher-rated securities.
•	Liquidity. There may be no established secondary or public market for investments in lower-rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher-rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.
•	Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.
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•	New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower-rated securities.

High yield, high risk investments may include the following:

•	Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.
•	Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
•	Zero-fixed-coupon Debt Securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.
•	Pay-in-kind Bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.
•	Convertible Securities. These are bonds or preferred stock that may be converted to common stock.
•	Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.
•	Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").
•	Securities Issued in Connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Investment Companies

The Funds will invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as "Underlying Funds"). The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company's outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in investment companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund(s) take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Further, the Funds may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the

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10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for funds of funds.

The Funds and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Fund's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of the Fund and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

Exchange Traded Funds

ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts ("UITs"), which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. Some examples of ETFs are Rydex SharesTM, ProShares®, SPDRs®, streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQsSM"), and iShares®. The Fund expects to use ETFs as part of its overall investment strategy and as part of its hedging strategy. Although also not a principal strategy of the Fund, to offset the risk of declining security prices, the Fund may invest in inverse ETFs. Inverse ETFs are funds designed to rise in price when stock prices are falling. Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if an inverse ETFs current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF's value should go up 10%). ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

The Funds could also purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the

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costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to a Fund's direct fees and expenses. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

ETFs may also include high beta index funds ("HBIFs"), which track an index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. HBIFs are more volatile than the benchmark index they track and typically don't invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, HBIFs will target a volatility that is a specific percentage of the volatility of the underlying index. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF's current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF's value should go up 10%). When the value of the underlying index declines, the value of the HBIF's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

MISCELLANEOUS FIXED INCOME SECURITIES

U.S. Government Securities

The Funds, if assuming a temporary defensive position, may invest in U.S. Government Securities, including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae"). Generally, no Fund will invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

Demand Notes

The Funds may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although the Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Fund's Adviser or Sub-adviser continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

Mortgage-Backed Securities

The Funds intend to invest only in mortgage-backed securities issued by the U.S. Government or Government-related issuers described below.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

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Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

Government and Government-Related Guarantors

The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

Privately Issued Mortgage-Backed Securities

These include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

Underlying Mortgages

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Liquidity and Marketability

Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

Average Life and Prepayments

The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of

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mortgages having terms of 30 years or less is typically between 5 and 12 years.

Yield Calculations

Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

Adjustable Rate Mortgage-Backed Securities

Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

Collateralized Mortgage Obligations ("CMOS")

CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets").

CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

Asset-Backed Securities

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These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

The Fund may also invest in securities of other investment companies, subject to the limits and restrictions contained in, and the rules and regulations promulgated under, the Investment Company Act of 1940, as amended (the “Investment Company Act”). In the event that the Fund invests in other investment companies, such investments would be for cash management purposes. Please see the section entitled “Temporary Defensive Position” on page 3 for a list of investments that the Fund may make to protect its share value against sustained market down cycles or adverse extraordinary circumstances.

Each Monteagle Fund is diversified, which means that the Funds may not, as to 75% of its assets, purchase securities of any one issuer, other than securities issued or guaranteed by the United States government, if immediately after such purchase more than 5% of the Fund’s total assets would be invested in securities of such issuer or the Fund would own 10% or more of the outstanding voting securities of such issuer. the Fund will not invest more than 25% of its assets in a particular industry sector. The Fund will not purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

INVESTMENTS IN SMALL AND MID-SIZED COMPANIES. Although the Monteagle Opportunity Equity Fund invests in companies of all sizes, i.e., large (annual revenues generally over $5 billion), medium (annual revenues generally between $1 billion and $5 billion), and small (annual revenues generally under $1 billion), like the Texas Fund which invests in small and mid-sized companies, the Monteagle Select Value Fund which invests in the S&P 500 with companies which are mid-cap, and the Smart Diversification Fund which invests in ETFs which include small and mid-cap companies, there may be times when the Monteagle Opportunity Equity Fund is significantly invested in small- and mid-sized companies. Smaller growth companies may offer greater potential for capital appreciation than larger companies, particularly because they often have new products, methods or technologies, or may respond to changes in industry conditions due to regulatory or other developments more rapidly than their larger competitors. In addition, because they may be followed by fewer stock analysts and less information may be available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies, and then adjust its valuation more quickly once investor interest increases. Smaller growth companies may also be more subject to a valuation catalyst (such as acquisition or disposition efforts or changes in management) than larger companies.

On the other hand, the smaller companies in which the Monteagle Opportunity Equity Fund may invest may have relatively small revenues or market share for their products or services, their businesses may be limited to regional markets, or they may provide goods or services for a limited market. For example, they may be developing or marketing new products or services for which markets are not yet established and may never become established or may have or develop only a regional market for product or services and thus be affected by local or regional market conditions. In addition, small- and mid-sized companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and become subject to intense competition from larger companies. Due to these and other factors, small- and mid-sized companies may suffer significant losses or realize substantial growth; therefore, investments in such companies tend to be volatile and are more speculative.

INVESTMENTS IN SECTORS. Although the Monteagle Opportunity Equity Fund anticipates that, under normal

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circumstances, its investments will be diversified across all equity market sectors, the Fund is permitted to invest up to 25% of its assets in a particular industry sector. Sector markets, like the national economy as a whole, tend to be cyclical. Significant product development or favorable regulatory change in a particular sector may rapidly result in a substantial upswing in that sector’s sales and profits and corresponding increases in the stock prices of the sector’s companies. By investing a substantial percentage of the Monteagle Opportunity Equity Fund’s assets in a particular sector, the Sub-adviser will attempt to capitalize on the strength of that sector and the growth of that industry in relation to other sectors of the overall economy. On the other hand, investments in a particular sector are also volatile in response to unanticipated negative changes in the sector’s economy. For example, unexpected declines in demand, adverse regulatory changes, or shortages of materials, skilled employees or growth capital may negatively affect an industry sector without affecting the overall economy. If the Monteagle Opportunity Equity Fund is substantially invested in a particular sector which experiences an unanticipated decline, the Monteagle Opportunity Equity Fund’s performance may suffer accordingly.

INVESTMENTS IN FOREIGN SECURITIES. Each Sub-adviser of the Monteagle Opportunity Equity Fund and the Smart Diversification Fund may invest up to 20% of the Fund’s total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. By doing so, the Adviser attempts to take advantage of differences between economic trends and the performance of securities markets in various countries. The Adviser believes that it may be possible to obtain significant appreciation from a portfolio consisting, in part, of foreign investments and also achieve increased diversification. Increased diversification is gained by combining securities from various countries that offer different investment opportunities and are affected by different economic trends.

Generally, investments in securities of foreign companies involve greater risks than are present in domestic investments. Canadian securities, however, are not considered by the Adviser to have the same risks as other nations’ securities because Canadian and U.S. companies are generally subject to similar auditing and accounting procedures and similar governmental supervision and regulation. Also, Canadian securities are normally more liquid than other non-U.S. securities. Compared to U.S. and Canadian companies, there is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.

In addition, investing in foreign securities also involves the following considerations: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time-to-time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund.

To the extent portfolio securities are denominated in foreign currencies, the value of the assets of the Monteagle Opportunity Equity Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Monteagle Opportunity Equity Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign securities into U.S. dollars on a daily basis. As one way of managing foreign currency exchange rate risk, the Fund may enter into forward foreign currency exchange contracts (i.e., purchasing or selling foreign currencies at a future date). These contracts are usually entered into in order to fix the U.S. dollar value of a security which the Monteagle Opportunity Equity Fund has agreed to buy or sell, but which will not settle until sometime in the future. These contracts may also be used to hedge the U.S. dollar value of a security already owned by the Monteagle Opportunity Equity Fund (position hedging), particularly if a decrease in the value of the currency in which the foreign security is denominated is expected. This method of protecting the value of the Monteagle Opportunity Equity Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange, which the Fund may rely upon at a predetermined future point in time.

The Sub-adviser seeks to benefit the Monteagle Opportunity Equity Fund when using forward contracts, although the Adviser may not be able to precisely project the future exchange rates between foreign currencies and the U.S. dollar. the Fund may, therefore, incur a gain or a loss on a forward contract. A forward contract may help reduce the Fund’s losses on a security when a foreign currency’s value decreases, but it may likewise reduce the potential gain on a security if the foreign currency’s value increases.

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PORTFOLIO TURNOVER. The Sub-adviser manages the Fund for long-term profits, and expects that under normal conditions, portfolio turnover should be less than 100%. However, the rate of portfolio turnover may be higher for the Fund if implementation of the Fund’s investment strategy or a temporary defensive position results in frequent trading. Portfolio turnover results from a change of the securities held by the Fund and involves expenses to the Fund in the form of brokerage commissions and other transaction costs. Portfolio turnover may also have an impact on the amount of taxable distributions to shareholders. Although the rate of portfolio turnover will not be a limiting factor when the Sub-adviser deems change appropriate and in the best interest of the Monteagle Opportunity Equity Fund’s shareholders, the relatively low turnover rate anticipated in the Monteagle Opportunity Equity Fund may benefit the Fund and its shareholders in the form of lower capital expenses and lower taxable distributions.

TEMPORARY DEFENSIVE POSITION. Under extraordinary circumstances or to attempt to protect the Fund from significant down cycles in the stock market, the Fund may invest in cash and certain cash equivalents, money market instruments, U.S. Government securities and certain other fixed income securities. the Fund will limit its investments in corporate bonds and notes to those which are considered investment grade (generally, bonds and notes that have received a rating from Standard & Poor’s Corporation of “BBB” or better or from Moody’s Investors Service, Inc. of “Baa” or better) at the time of their purchase.

The Monteagle Opportunity Equity Fund’s investments in fixed income securities will generally be subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments as they become due. Market risk relates to the fact that market values of fixed income securities generally will be affected by changes in the level of interest rates. Generally, as interest rates rise, the market value of fixed income securities will fall. Conversely, as interest rates fall, the market value of fixed income securities will rise. Fluctuations in market value do not affect the interest income from the securities but are reflected in the Fund’s net asset value.

REPURCHASE AGREEMENTS. The Monteagle Opportunity Equity Fund may enter into repurchase agreements with “primary dealers” in U.S. government securities and member banks of the Federal Reserve System which furnish collateral equal in value or market price to at least 102% of the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a security from a seller, which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount, which reflects an agreed-upon market interest rate for the term of the repurchase agreement. The principal risk is that, if the seller defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. Repurchase agreements maturing in more than seven (7) days are considered by the Fund to be illiquid.

TEMPORARY DEFENSIVE POSITION A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by a NRSRO or, if not rated, determined by the Adviser or Sub-adviser to be of comparable quality.

SECURITIES LENDING

The Funds may make loans of their portfolio securities (in an amount up to 33 1/3% of Fund assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Sub-Adviser. Furthermore, loans will only be made if, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 102% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) a Fund may pay only reasonable fees in connection with the loan; and (6) a Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Sub-Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through

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loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Funds may rely.

For purposes of all investment policies of The Texas Fund, except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of The Texas Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of a Fund without shareholder approval.

As to the Monteagle Select Value Fund and The Texas Fund:

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are fundamental policies of each Fund.

Issuance of Senior Securities

No Fund may issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Underwriting Activities

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Concentration

No Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund’s investments in such industry would comprise 25% or more of the value of its total assets.

Purchases and Sales of Real Estate

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Purchases and Sales of Commodities

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Making Loans

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No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

Diversification

Each Fund is “diversified” as that term is defined in the 1940 Act. This means that each Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).

Borrowing

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

Short Sales

No Fund may make short sales of securities (except short sales against the box).

Sector Concentration

The Funds are not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Funds’ policy is, except for The Texas Fund, if the 25% threshold is exceeded due to market appreciation, the portfolio managers shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The portfolio managers of The Texas Fund are not obligated and do not intend to commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The applicable Fund will provide Shareholders with at least 60 days’ notice of any change to this limitation.

Purchases on Margin

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options.

Pledging

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The Fund will maintain asset coverage of 300% of all borrowing. The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs. This non-fundamental limitation shall not prevent the Funds from investing in the stock of companies who operate in the oil, gas or mineral industry.

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As to the Monteagle Opportunity Equity Fund:

FUNDAMENTAL RESTRICTIONS

The Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.

The Fund may not:

1.	As to 75% of its total assets, purchase securities of any one issuer, other than those issued or guaranteed by the United States government, if immediately after such purchase more than 5% of the Fund’s total assets would be invested in securities of such issuer or the Fund would own 10% or more of the outstanding voting securities of such issuer.
2.	Invest 25% or more of its total assets in the securities of issuers in any particular Standard& Poor’s 500 industry sector.
3.	Issue senior securities, except as permitted under the Investment Company Act.
4.	Make investments for the purpose of exercising control or management.
5.	Purchase or sell real estate or interests in real estate, including real estate limited partnerships; PROVIDED, HOWEVER, that the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
6.	Purchase or sell commodities or commodity contracts, including future contracts, provided however that the Fund may enter into foreign currency exchange contracts as described above under “Investments in Foreign Securities.”
7.	Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.
8.	Make loans to other persons; provided, however, that, for purposes of this restriction, the term “loan” does not include the purchase of an issue of publicly distributed bonds or debentures, government obligations, certificates of deposit, bankers’ acceptances or repurchase agreements.
9.	Borrow amounts in excess of 5% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.
10.	Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in nine (9) above, and then such mortgaging, pledging or hypothecating may not exceed 5% of the Fund’s total assets, taken at market value.
11.	Invest more than 10% of the Fund’s total assets in securities for which there are legal or contractual restrictions on resale, securities which are not readily marketable, securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, or other illiquid securities.
12.	Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.
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13.	Write, purchase or sell puts, calls or combinations thereof.
14.	Purchase or sell interests in oil, gas or other mineral exploration or development programs or leases; PROVIDED, HOWEVER, that the Fund may purchase or sell securities of entities which invest in such programs.

As to the Smart Diversification Fund:

FUNDAMENTAL RESTRICTIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

Issuance of Senior Securities

The Fund may not issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Underwriting Activities

Fund may not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Concentration

The Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

With respect to the Fund’s fundamental policy regarding industry concentration, the Fund will determine compliance with its policy on concentration within any one industry without regard to holdings of investment companies, including, but not limited to ETFs in which the Fund invests, except for:

1.	Investment companies with an announced policy regarding industry concentration, resulting either from requirements under Rule 35d-1 under the 1940 Act or a stated industry concentration policy, or

2.	Investment companies that are affiliates of the Fund.

Purchases and Sales of Real Estate

The Fund may not purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Purchases and Sales of Commodities

The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Making Loans

The Fund may not make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

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Diversification

The Fund is "diversified" as that term is defined in the 1940 Act. This means that The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).

Borrowing

The Fund may not borrow amounts in excess of 5% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.

NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

Short Sales

The Fund may not make short sales of securities (except short sales against the box). The Monteagle Informed Investor Growth Fund assets may be invested in broad market index exchange traded funds ("ETFs") -- including ETFs that are leveraged or inversely related to the market. These investments do not constitute a deviation from this non-fundamental policy.

Purchases on Margin

The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options.

Pledging

The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The Fund will maintain asset coverage of 300% of all borrowing. The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs. This non-fundamental limitation shall not prevent the Funds from investing in the stock of companies who operate in the oil, gas or mineral industry.

PERFORMANCE DATA AND ADVERTISING

PERFORMANCE DATA

A Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

•	Data published by independent evaluators such as Morningstar, Inc., Lipper, IBC/Donohue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

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•	The performance of other mutual funds.

•	The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500® Index, the Russell 3000® Index, the Russell 2000® Index, the Russell MidcapTM Index, the Russell 1000® Value Index, the Russell 1000® Growth Index, the Russell 2500® Index, the Morgan Stanley Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Barclays Capital Intermediate Government Bond Index (formerly the Lehman Brothers Intermediate Government Bond Index), the Barclays Capital Government Bond Index (formerly the Lehman Brothers Government Bond Index), the BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser or Sub-adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

MANAGEMENT

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be, officers or employees of (and persons providing services to the Trust may include) the Adviser, the Sub-Advisers and the Distributor and their affiliates.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware.

The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Board has also designated Mr. Larry J. Anderson, who is an Independent Trustee, as its Chairman. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

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The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee. The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

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Disinterested Trustees

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson, CPA 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to 2020	4	None
David J. Gruber, CPA 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016	4	Board member for the State Teachers Retirement System of Ohio, 2018 to 2020; Independent Trustee for Asset Management Fund Funds (4 Funds), 2015 to present; Independent Trustee of Cross Shore Discovery Fund, 2014 to present; Independent Trustee of Fifth Third Funds, 2003-2012; Trustee, Oak Associates Funds, 2019 to present (7 portfolios)
Jeffrey W. Wallace, JD, CPA, CFP® 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to 2021; Managing Director, Investment Operations, Finance and Legal, Baylor University, 2021 to present	4	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

The disinterested Trustees are members of the Valuation Committee, which is responsible for monitoring the value of the Funds' assets and, if necessary between Board meetings, taking emergency action to value securities. The Valuation Committee was not required to meet during the most recent fiscal year since all the Funds’ assets are publicly traded securities with ascertainable values.

The disinterested Trustees are the members of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee did not meet during the Trust’s most recent fiscal year. The Nominating Committee does not generally consider for nomination candidates proposed by shareholders for election as Trustees.

The disinterested Trustees are the members of the Audit Committee, which is responsible for meeting with the Trust's

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independent registered public accounting firm to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accounting firm, or other results of any audit; (c) consider the accounting firm's comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accounting firm proposes to render to the Trust. The Audit Committee met two times during the Trust's most recent fiscal year.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Larry J. Anderson, CPA – Mr. Anderson is a Certified Public Accountant. He has more than 37 years of experience in the financial, auditing and accounting industries; including an owner/partner in an accounting firm. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s accounting, audit and investments.

David J. Gruber, CPA – Mr. Gruber has served as a member of the Board of Trustees of the Trust and Chairman of the Audit Committee since 2015. Mr. Gruber is a CPA and served as an independent Trustee, Compliance Committee Chair, a member of the Audit Committee and Financial Expert for the Fifth Third Funds from 2003-2012. Mr. Gruber served as a Board member and Treasurer of CASA of Delaware County from 2009 to 2010. Mr. Gruber is an independent Trustee for Cross Shore Discovery Fund, Audit Committee Chair and Valuation Committee member, from 2014 to present. Mr. Gruber is an independent Trustee for Asset Management Funds, the Audit Committee Chair and Valuation Committee member from 2015 to present. Mr. Gruber is Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present. Mr. Gruber is a Board member for the State Teachers Retirement System of Ohio, from 2018 to present. Mr. Gruber was President and Chief Executive Officer of DJG Financial Consulting, LLC from 2007 to 2016, and performed Sarbanes-Oxley assessments for public companies and served as a chief financial officer for a non-profit organization. Mr. Gruber is also an independent Trustee for the Oak Associates Funds and Audit Committee Chairman for the Oak Associates Funds from 2019 to present.

Jeffrey W. Wallace, JD, CPA, CFP® – Mr. Wallace is currently Senior Director of Operations for Baylor University’s Office of Investments where he is responsible for operations as well as financial and performance reporting for over $ 1 billion in endowment assets. He is also responsible for liquidity and cash management functions of the portfolio and serves as the Office's primary liaison on legal, compliance, risk management and audit and tax matters. Additionally, he performs operational due diligence and tracks the financial and legal due diligence processes related to endowment fund investments. Prior to his current position, Mr. Wallace was Senior Vice President and Chief Investment Officer for Progressive Bank/Progressive Bancorp, Inc. Mr. Wallace has nearly 25 years of business experience and is also a CPA, a JD and a CFP® professional.

The following sets forth ranges representing each Trustee’s beneficial ownership of Fund Shares as of December 31, 2020. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

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Trustee	Monteagle Select Value Fund	The Texas Fund	Monteagle Opportunity Equity Fund	Smart Diversification Fund	Aggregate Range of Trustee’s Beneficial Ownership in all Fund Shares
Larry J. Anderson	B	B	B	B	B
David J. Gruber	B	B	B	B	B
Jeffery W. Wallace	B	B	B	B	B

The following table provides information regarding the officers of the Trust.

Executive Officers

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Paul B. Ordonio, JD 1967	President, CCO	Since 11/01/02	Park Place Capital Corporation d/b/a Park Place Capital, CCO, 05/09 to present; P.O. Properties, Inc., Vice President from 06/99 to 12/20; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; PJO Holdings, LLC from 07/15 to present.	N/A	N/A
Umberto Anastasi 1974	Treasurer, Chief Financial Officer	Since 10/1/16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.	N/A	N/A
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Brandon M. Pokersnik, JD 1978	Secretary, AML Officer, Liquidity Risk Manager	Since 10/1/16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund and is also paid $1,000 for each quarterly meeting attended and $500 for each special meeting attended. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Officers of the Trust receive no compensation from the Funds for their service, except for the Chief Compliance Officer who is under a separate agreement for his services.

The Trust’s policy is that any Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust and the only Trust officer who receives compensation from the Trust, for the year ended August 31, 2021:

Name of Person (Position)	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson (Trustee)	$11,600	$0	$0	$11,600
David J. Gruber	$11,600	$0	$0	$11,600
Jeffrey W. Wallace	$11,600	$0	$0	$11,600
Paul B. Ordonio, JD (Chief Compliance Officer)[1]	$103,999	$0	$0	$103,999

1 During the fiscal year ended August 31, 2021, the Monteagle Select Value Fund, The Texas Fund, the Monteagle Opportunity Equity Fund, and the Smart Diversification Fund, shared in varying portions paying $99,000 for CCO services. Generally, each of these Funds paid $5,000 with the remaining $69,000 of the CCO fee allocated to and paid by each Fund based on aggregate average daily net assets on payment date. The CCO also received a special bonus of $5,000 from the Funds in August 2021.

INVESTMENT ADVISER

Services of Adviser

Park Place Capital Corporation d/b/a Park Place Capital ("Park Place Capital") serves as the investment adviser to each Monteagle Fund pursuant to a Management Agreement. The Management Agreements between Park Place Capital and the Monteagle Select Value Fund, The Texas Fund, Monteagle Opportunity Equity Fund and Smart Diversification Fund respectively, are dated, November 19, 2020 and effective as of December 1, 2020. Under such Agreement, Park Place Capital furnishes at its own expense all services, facilities, and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for each Monteagle Fund. Park Place Capital is also contracted with each Fund under the terms and conditions of an Operating Services Agreement to perform certain operating services on behalf of each Monteagle Fund

Ownership of Adviser

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Park Place Capital, located at 2001 Park Place, Suite 525, Birmingham, AL 35203, serves as investment adviser to the Monteagle Funds. In this capacity, Park Place Capital advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds and each Fund’s subadvisor.

Park Place Capital, formerly known as, Nashville Capital Corporation was formed in 1988 and, as of August 31, 2021 managed assets of over $104.5 million for financial institutions. Effective as of November 1, 2019, Park Place Capital was acquired by Renasant Bank and is now deemed to be a wholly owned subsidiary of Renasant Bank.

Fees

Park Place Capital receives an advisory fee at an annual rate outlined in the charts below of the average daily net assets of the Funds. Table 1A in Appendix B shows the dollar amount of the fees paid by the Trust to the Adviser, the amount of fees waived by the Adviser and the actual fees retained by the Adviser. The Adviser's fees are calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

Park Place Capital receives an advisory fee for the Monteagle Select Value Fund at an annual rate of 0.50% of the Fund’s average daily net assets.

Park Place Capital receives an advisory fee for The Texas Fund at an annual rate outlined in the chart below of the average daily net assets of such fund.

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $10 million	0.25%
Over $10 million	0.60%

Park Place Capital receives an advisory fee for the Smart Diversification Fund at an annual rate outlined in the chart below of the average daily net assets of such fund.

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $10 million	0.25%
Over $10 million	0.50%

Park Place Capital receives an advisory fee for the Monteagle Opportunity Equity Fund based on the Fund’s average daily net assets according to the following schedule for both the Investor Class and Institutional Class:

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $25 million	0.25%
Over $25 million	0.50%

In addition to the Advisory Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Monteagle Funds on behalf of the Monteagle Select Value Fund, The Texas Fund, The Monteagle Opportunity Equity Fund and the Smart Diversification Fund to provide, or make arrangements for the provision of, virtually all day-to-day operational services for each Fund.  These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal services, including the expenses of maintaining registration and qualification of the Fund and the Portfolio under federal, state and any other applicable laws and regulations; (iii)  dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio

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accounts); (iv) custodian and depository services and functions; (v) distribution, marketing and/or underwriting services; (vi) independent pricing services; (vii) preparation of reports describing the operations of the Portfolio, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolio; (viii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Park Place Capital under the Investment Advisory Agreements between the Funds and Park Place Capital), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Park Place Capital; (ix) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Funds’ Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Funds; and (x) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolios, and premiums for the fidelity bond maintained by the Funds pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder).  These fees do not include: (i) all brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Funds or the Portfolios in connection with securities transactions to which the Funds or the Portfolios is a party or in connection with securities owned by the Funds or the Portfolios; (ii) the interest on indebtedness, if any, incurred by the Funds or the Portfolios; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Funds or the Portfolios to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Funds who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Funds or the Portfolios; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Funds’ independent directors; and (vii) any other extraordinary expense of the Funds or Portfolios.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

In addition to receiving advisory fees from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from such investor.

The following table sets forth the advisory fees paid to the Advisor by each Monteagle Fund during the fiscal years indicated:

	Advisory Fees Accrued in Fiscal Year Ended 2021	Advisory Fees Accrued in Fiscal Year Ended 2020	Advisory Fees Accrued in Fiscal Year Ended 2019
Select Value Fund	$91,785	$232,361	$162,771
Texas Fund	$67,098	$130,249	$154,624
Opportunity Equity Fund	$136,381	$252,003	$278,448(1)
Smart Diversification Fund	$113,235	$103,317	n/a

Other Provisions of the Management Agreements

Subject to the Management Agreements between the Trust and the Adviser, the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays certain of the expenses of the Funds except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and

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expenses of non-interested Trustees, the compensation of the Trust’s CCO and extraordinary expenses. The Funds may also pay 100% of any extraordinary expenses associated with the CCO’s duties including extraordinary expenses associated with retention or other bonuses.

The Management Agreements between Park Place Capital and the Monteagle Select Value Fund, The Texas Fund, Monteagle Opportunity Equity Fund and Smart Diversification Fund, respectively, are dated, November 19, 2020 and effective as of December 1, 2020. Each Management Agreement shall continue in effect for two years from such date. Thereafter, the Management Agreement must be approved at least annually by the Board or by vote of shareholders, and in either case by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party. The Management Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The Management Agreement will terminate immediately upon its assignment.

SUB-ADVISERS

To assist the Adviser in carrying out its responsibilities, the Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund pursuant to Sub-Advisory Agreements with the Adviser. The continuance of the Sub-Advisory Agreements must be approved at least annually by the Board or by vote of shareholders of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

Luken Investment Analytics, LLC (“LIA”) located in Brentwood, Tennessee sub-advises the portfolio of the Smart Diversification Fund. The firm was formed in May 2013 by Gregory Lee Luken and as of August 31, 2021, managed assets of approximately $212.86 million for high-net-worth individuals, pension and profit-sharing plans. Gregory Luken may be deemed to control LIA due to his position as President and principal owner. Park Place Capital pays LIA a sub-advisory fee equal to 0.25% per annum of the Smart Diversification Fund's average daily net assets up to $10 million and 0.50% of such assets over $10 million.

PARKWAY ADVISORS, LP ("PARKWAY"), located in Abilene, Texas, sub-advises the portfolio of the Monteagle Select Value Fund. Parkway has been registered with the SEC as an investment adviser since May 16, 2001. As of August 31, 2021, Parkway Advisors manages client portfolios with assets in excess of $3.95 billion. Theron R. Holladay is President and a Principal of PARKWAY. Chad B. Hoes is Chief Investment Officer with PARKWAY. They are responsible for management of the portfolio. Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, own PARKWAY, a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other subsidiary companies. Its operations are divided among companies involved in real estate, aviation, capital ventures and the like. None of the affiliate companies or holding company participates in the day-to-day management or the investment process of PARKWAY. Park Place Capital pays PARKWAY a sub-advisory fee equal to 0.50% per annum of the Fund's average daily net assets.

J. TEAM FINANCIAL, INC. D/B/A TEAM FINANCIAL STRATEGIES (“TEAM”) located in Abilene, Texas sub-advises the portfolio of The Texas Fund. The firm was founded in 2005 by Jody Team and, as of August 31, 2021, managed assets of over $160.85 million for institutions, investment companies and high net worth individuals. Jody Team may be deemed to control Team due to his position as President, Chief Executive Officer and Founder. Park Place Capital pays Team a sub-advisory fee equal to 0.25% per annum of the Fund’s average daily net assets up to $10 million, and 0.60% of such assets above $10 million.

G.W. HENSSLER & ASSOCIATES, LTD. (“GWH”) located in Kennesaw, Georgia sub-advises the portfolio of the Monteagle Opportunity Equity Fund and is the predecessor firm of Henssler Asset Management, Inc.  Henssler Asset Management, Inc. was founded in 1987 by Gene W. Henssler, Ph.D. and, as of August 31, 2021, managed assets of over $2.66 billion for high net worth individuals, investment companies, pension and profit-sharing plans, charitable organizations, other investment advisers, and corporations and other business entities. GWH’s investment management team has provided portfolio management on behalf of the Fund since January 2016.  Gene W. Henssler may be deemed to control the firm due to his position as President and majority interest holder. The principals of GWH are predominantly the identical principals of Henssler Asset Management, Inc.  Each has been a portfolio manager of the predecessor Fund

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for over 10 years.  Park Place Capital pays Henssler a sub-advisory fee equal to 0.25% per annum of the Monteagle Opportunity Equity Fund's average daily net assets up to $25 million, and 0.50% of such assets over $25 million.

The following table sets forth the sub-advisory fees paid to the Subadvisor by each Monteagle Fund during the fiscal years indicated:

	Sub-advisory Fees Accrued in Fiscal Year Ended 2021	Sub-advisory Fees Accrued in Fiscal Year Ended 2020	Sub-advisory Fees Accrued in Fiscal Year Ended 2019
Select Value Fund	$71,541	$97,302	$65,676
Texas Fund	$34,431	$22,567	$26,577
Opportunity Equity Fund	$96,469	$87,481	$31,304
Smart Diversification Fund	$76,227	$19,570	n/a

Responsibilities and Fee Information

The fees paid by the Adviser to the Sub-advisers do not increase the fees paid by shareholders of the Funds. Table 1B in Appendix B shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser for each Fund.

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Sub-advisers, supervising each Sub-adviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Fund, and recommending to the Board whether Sub-Advisory Agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objectives.

Subject always to the control of the Board of Trustees, each Sub-adviser, at its expense, furnishes a continuous investment program for the Fund for which it acts as Sub-adviser. Each Sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each Sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the applicable Fund. Each Sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each Sub-adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

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PORTFOLIO MANAGERS

Monteagle Select Value Fund

Theron R. Holladay and Chad B. Hoes are responsible for management of the Monteagle Select Value Fund. The number of other accounts and the total assets in the accounts managed by Messrs. Hoes and Holladay as of August 31, 2021 are as follows:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Chad B. Hoes	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 43	$3.94 billion	0	$0
Theron R. Holladay	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 43	$3.94 billion	0	$0

Except as otherwise negotiated, Parkway as the Sub-adviser has voluntarily waived its advisory fees to the extent and in the amount client assets are invested in the Fund, and Parkway does not receive duplicative compensation.

The compensation for Messrs. Holladay and Hoes is a fixed salary established by their board of directors. The Board may also grant a bonus, but there is no established formula for, or expectation of, a bonus. Investment performance and the ability to attract assets are among the factors the Board considers in establishing the salaries; however, compensation or bonuses are not based on the Fund's investment performance or the value of the Fund’s assets.

The Texas Fund

Jody Team and Scott Haynes are responsible for making investment decisions for The Texas Fund. As of August 31, 2021, the portfolio managers were responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Jody Team	Registered investment companies: 0	$0	0	$0
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	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 132	$83.21 million	0	$0
Scott Haynes	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 65	$49.68 million	0	$0

As of August 31, 2021, the structure of, and method used to determine, the compensation received by the Fund’s portfolio managers is comprised of two key components: (1) salary and (2) discretionary bonus.

First, Team offers a competitive salary based on an individual’s experience and expected contribution to the firm. Second, all Team portfolio managers are eligible for a discretionary annual bonus that is tied directly to the overall performance of the individual as well as the profitability of the firm. This bonus is completely discretionary and may not be paid annually. The Fund’s portfolio managers’ compensation, which is flexible, is not based on the value of the Fund’s assets.

Monteagle Opportunity Equity Fund

William G. Lako, Jr., CFP®, and Troy L. Harmon, CFA, CVA, CPA (the “Investment Committee”) are jointly and primarily responsible for the day-to-day portfolio management of Monteagle Opportunity Equity Fund. They were also jointly and primarily responsible for the day-to-day portfolio management of the predecessor Fund (Henssler Equity Fund).  They are supported by a group of research analysts and other members of Monteagle Opportunity Equity Fund’s investment staff. As of August 31, 2021, each portfolio manager was responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
William G. Lako, CFP®	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	24	$107.98 million
	Other accounts: 35	$123.67 million	0	$0
Troy L. Harmon, CFA	Registered Investment Companies: 0	$0	0	$0
	Pooled Investment vehicles: 0	$0	0	$0
	Other accounts: 38	$2.48 million	37	$2.45 million

Each investment committee member is paid a base salary and is eligible to participate in the Adviser’s retirement plan arrangements. Mr. Lako, as a 45.03% owner of the Adviser, also participates in the profits of the Adviser after all expenses are paid. Since profits are expected to increase as assets increase, Mr. Lako is expected to receive increased profits through his ownership of the Adviser as Account asses (including, without limitation, the assets of the Fund) increase.

Smart Diversification Fund

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Gregory L. Luken of LIA is primarily responsible for the day-to-day management of the Smart Diversification Fund. As of August 31, 2021, Mr. Luken was responsible for the management of the following other accounts in the addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Gregory L. Luken	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 379	$182.2 million	0	$0

Greg Luken is the sole manager for LIA. He is compensated by a fixed monthly salary and may also receive a bonus not based on fund performance.

OWNERSHIP OF FUND SHARES

The dollar value of each Fund's shares owned by each Portfolio Manager as of August 31, 2021, is set forth below.

Portfolio Manager	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Smart Diversification Fund	The Texas Fund
Chad B. Hoes	$1 - $10,000	N/A	N/A	N/A
Theron R. Holladay	$1- $10,000	N/A	N/A	N/A
Jody Team	N/A	N/A	N/A	$1-$10,000
Scott Haynes	N/A	N/A	N/A	$10,001-$50,000
William G. Lako, Jr.	N/A	$100,001-500,000	N/A	N/A
Troy L. Harmon	N/A	$50,001-$100,000	N/A	N/A
Gregory Luken	N/A	N/A	over $1 million	N/A

POTENTIAL CONFLICTS OF INTERESTS

As described above, each portfolio manager provides investment advisory and other services to clients other than the applicable Fund. In addition, each portfolio manager may carry on investment activities for his own account(s) and/or the accounts of family members. Except as described above, none of the portfolio managers beneficially own any equity securities of the Funds. The Funds have no interest in these activities. As a result of the foregoing, each portfolio manager is engaged in substantial activities other than on behalf of the applicable Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the portfolio managers may manage such other accounts on terms that are more favorable than the terms on which the Sub-

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adviser manages the applicable Fund, such as in cases where the Sub-adviser receives higher fees from the other accounts than the management fee received from the applicable Fund.

There may be circumstances under which a portfolio manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets that the portfolio manager commits to such investment. There also may be circumstances under which a portfolio manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts. It is generally each Sub-adviser's policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Sub-adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Sub-adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Sub-adviser's other client accounts.

DISTRIBUTOR

Distributor; Services and Compensation of Distributor

Arbor Court Capital, LLC (the “Distributor”), with principal offices at 8000 Town Center Road, Suite 400, Broadview Heights, Ohio 44147, acts as the distributor, or principal underwriter, of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by Distributor as agent of the Fund, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. Prior to December 5, 2016, Matrix Capital Group, Inc. acted as the principal underwriter and distributor of the Fund’s shares.

As to The Texas Fund, effective July 29, 2016, Class C shares of the Fund closed and any Class C shareholders were converted to Class I shares. Also, on that date The Texas Fund terminated its Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act. As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the disinterested Trustees of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to the Fund include improved shareholder services and savings to the Fund in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently investment objectives and to realize economies of scale.

OTHER FUND SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Mutual Shareholder Services, LLC (“MSS”) serves as transfer agent and shareholder servicing agent to the Funds pursuant to a Transfer Agent Agreement (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, MSS has agreed to, among other things, (i) issue and redeem shares of the Funds; (ii) address and mail all communications from the Funds to their shareholders, including reports, dividend and distribution notices, and proxy material for any shareholder meetings; (iii) respond to correspondence or inquiries from shareholders and others; (iv) maintain shareholder accounts and certain sub-accounts; and (v) make periodic reports to the Corporation’s Board of Directors concerning the Funds’ operations.

Accounting Services Agreement. Effective December 5, 2016, pursuant to an Accounting Services Agreement, MSS provides certain services to the Funds, including but not limited to: (i) calculate and transmit to NASDAQ each Fund’s daily net asset value per share, (ii) maintain and keep current all books and records of the Funds as required by Rule 31a-1 of the 1940 Act, (iii) provide the Funds and the Manager with daily portfolio valuation, net asset value calculation and

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other standard operational reports as requested from time to time, (iv) provide data for the preparation of semi-annual and annual financial statements and annual tax returns, and (v) provide facilities to accommodate annual audit and any regulatory examinations conducted by the SEC or any governmental or quasi-governmental entity with jurisdiction.

The fees payable to the Accounting Services Agent, Transfer Agent and the Administrator are paid by the Adviser (not the Funds).

Operating Services Agreement

As set forth above, in addition to the Advisory Agreement, the Adviser has entered into an Operating Services Agreement (the “Operating Services Agreement”) with the Monteagle Select Value Fund, The Texas Fund, the Monteagle Opportunity Equity Fund and Smart Diversification Fund to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Funds. These fees will include: (i) accounting services and functions, including costs and expenses of any independent registered public accountants; (ii) non-litigation related legal services, including the expenses of maintaining registration and qualification of the Funds and the Portfolios under federal, state and any other applicable laws and regulations; (iii) dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts); (iv) custodian and depository services and functions; (v) distribution, marketing and/or underwriting services; (vi) independent pricing services; (vii) preparation of reports describing the operations of the Portfolios, including the costs of providing such reports to broker-dealers, financial institutions and other organizations which render services and assistance in connection with the distribution of shares of the Portfolios; (viii) sub-accounting and recordkeeping services and functions (other than those books and records required to be maintained by Park Place Capital under the Investment Advisory Agreement between the Fund and Park Place Capital ), including maintenance of shareholder records and shareholder information concerning the status of their Portfolio accounts by investment advisers, broker-dealers, financial institutions, and other organizations on behalf of Park Place Capital; (ix) shareholder and board of directors communication services, including the costs of preparing, printing and distributing notices of shareholders’ meetings, proxy statements, prospectuses, statements of additional information, Portfolio reports, and other communications to the Funds’ Portfolio shareholders, as well as all expenses of shareholders’ and board of directors’ meetings, including the compensation and reimbursable expenses of the directors of the Funds; and (x) other day-to-day administrative services, including the costs of designing, printing, and issuing certificates representing shares of the Portfolios, and premiums for the fidelity bond maintained by the Funds pursuant to Section 17(g) of the Act and rules promulgated thereunder (except for such premiums as may be allocated to third parties, as insureds thereunder). These fees do not include: (i) all brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Funds or the Portfolios in connection with securities transactions to which the Funds or the Portfolios is a party or in connection with securities owned by the Funds or the Portfolios; (ii) the interest on indebtedness, if any, incurred by the Funds or the Portfolios; (iii) the taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Funds or the Portfolios to federal, state, county, city, or other governmental agents; (iv) the fees and expenses of each director of the Funds who is not an “interested person” thereof, as defined in Section 2(a)(19) of the Act; (v) the expenses, including fees and disbursements of counsel, in connection with litigation by or against the Funds or the Portfolios; (vi) the expenses, including fees and disbursements, of any legal counsel separately representing the Funds’ independent directors; and (vii) any other extraordinary expense of the Funds or Portfolios.

Custodian

As custodian, Huntington National Bank (the "Custodian") safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians to provide custody of the Funds' assets. The Custodian is located at 7 Easton Oval / EA4E95, Columbus, Ohio 43219.

For its services, the Custodian receives a fee, paid by the Adviser, for each Fund at the annual rate of 0.005% of its average daily net assets with a minimum of $3,600 per fund annually. The Custodian is also paid certain transaction fees. These fees are paid monthly based on average net assets and transactions for the previous month.

Legal Counsel

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Ropka Law, LLC, 215 Fries Mill Road, Turnersville, New Jersey, 08012 serves as legal counsel to the Trust and the Independent Trustees.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, WI 53202, has been selected as the independent registered public accounting firm for each Fund. The auditor audits the annual financial statements of the Funds and prepares each Fund's tax returns.

PORTFOLIO TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter, dealer or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in the over-the-counter markets, the Adviser or Sub-adviser will seek to deal with the primary market makers but, when necessary in order to obtain best execution, the Adviser or Sub-adviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

Table 2 in Appendix B shows the aggregate brokerage commissions paid by each Fund. Data is presented for the past three fiscal years, except as otherwise noted.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser or Sub-adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in their discretion. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser or Sub-adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser or Sub-adviser seeks "best execution" for all portfolio transactions. This means that the Adviser or Sub-adviser seeks the most favorable price and execution available. The Adviser or Sub-adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of

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commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or Sub-adviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Obtaining Research from Brokers

Under Section 28(e) of the Securities Exchange Act of 1934 the Adviser or Sub-adviser may give consideration to research services furnished by brokers to the Adviser or Sub-adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser or Sub-adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser or Sub-adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser or Sub-adviser in connection with the Funds. The Adviser or Sub-adviser's fees are not reduced by reason of the Adviser or Sub-adviser's receipt of research services.

The Adviser or Sub-adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's or Sub-adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser or Sub-adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done, it will be because of the Adviser or Sub-adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed and efficiency in execution. Since most of the Adviser or Sub-adviser's brokerage commissions for research are for research on specific companies or industries, and since the Adviser or Sub-adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Funds' shareholders.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser or Sub-adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser or Sub-adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct the Adviser or Sub-adviser to use a broker or dealer of the client's choice. If the client directs the Adviser or Sub-adviser to use a particular broker, the Adviser or Sub-adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among clients.

Counterparty Risk

The Adviser or Sub-adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions Through Affiliates

The Adviser and Sub-advisers do not effect brokerage transactions through affiliates of the Adviser or Sub-advisers (or affiliates of those persons).

Other Accounts of the Adviser or Sub-Adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or Sub-adviser. Investment decisions are the product of many

36

factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser or Sub-adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser or Sub-adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio Turnover

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates (over 100%) may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by the Trust's "regular broker-dealers" or the parents of those broker-dealers. For this purpose, regular broker-dealers means the 10 broker-dealers that: (1) received the greatest amount of brokerage commissions from the Funds during their last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during their last fiscal year; or (3) sold the largest amount of the Funds' shares during their last fiscal year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

GENERAL INFORMATION

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

PURCHASE AND REDEMPTION OF SHARES

Each Fund offers Class I shares. Class I Shares may be purchased by contacting the Transfer Agent at 1-888-263-5593 and by completing the application. Shares of any Fund may be purchased at the net asset value per share next determined after receipt and acceptance of the purchase order. Investors may invest any amount as often as they wish subject to the minimum investment and eligibility requirements and subject to the restrictions on excessive trading discussed below.

For the Monteagle Opportunity Equity Fund Investor Class shares, the minimum initial investment in the Fund is generally $2,000 and the minimum subsequent investment is $200. The minimum initial investment for an Individual Retirement Account (“IRA”), other tax-deferred retirement account, including accounts with plans administered under Sections 401(k) and 403(b) of the Internal Revenue Code of 1986, as amended, or an account under the Uniform Gift to Minors Act is $1,000, with minimum subsequent investments of $100. The Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month. For Monteagle Opportunity Equity Fund Institutional Class shares, the minimum initial investment in the Fund is $1,000,000. There is not a subsequent investment minimum.

The minimum investment is $50,000 for Class I shares for The Texas Fund unless you invest using an Automatic Investment Plan. See the prospectuses for more information. The minimum investment is $10,000 for Class I shares for the Monteagle Select Value Fund and Smart Diversification Fund unless you invest using an Automatic Investment Plan. See the prospectuses for more information. Subject to the minimum investment amount, shares may also be purchased by

37

exchange. Shares of a Fund may be purchased by clients of certain financial institutions (which may include banks), securities dealers and other industry professionals. See “Purchases Through Financial Institutions” below. Class I shares of the Funds are offered to institutional investors and may be purchased by:

• A bank, trust company or other type of depository institutions;

• An insurance company, investment company, endowment or foundation purchasing shares for its own account;

• A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

• Other qualified or non-qualified employee benefit plans, including pension, profit sharing, health and welfare, or other employee benefit plans that meet the following definition of an “Eligible Benefit Plan”: “Eligible Benefit Plans” are qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan’s or program’s aggregate investment in the Monteagle Family of Funds exceeds $1,000,000;

• Monteagle Trustees and their immediate family members, Fund Counsel and Monteagle officers, employees and their immediate family members, including parents, and siblings may also purchase Class I shares; and

• Any person that meets the $50,000 minimum. The Funds reserve the right to change the criteria for investors eligible for Class I shares. Monteagle reserves the right to reimburse certain expenses of Class I shareholders who have a significant investment, at its discretion. The reimbursement will not be paid by the Fund in any way.

ADDITIONAL PURCHASE INFORMATION

Class I shares of each Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Fund shares are normally issued for cash only. In the Adviser or Sub-adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established by fair valuation procedures).

All contributions into an IRA through an automatic investment plan are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

Purchases Through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-

38

dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

The Funds may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers, including Charles Schwab & Co., Inc. and Raymond James, are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at a Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Funds.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares, as provided in the Prospectus.

Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

Redemption-In-Kind

Each Funds’ Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. Securities delivered in payment of redemptions are selected entirely by the Adviser based on what is in the best interests of the Funds and its shareholders, and are valued at the value assigned to them in computing the respective Fund's net asset value per share. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs will likely be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

HOW NET ASSET VALUE (NAV) IS DETERMINED

As described in the Prospectus under “When and How NAV is Determined,” the net asset value per share of the Funds is determined once on each day on which the NYSE is open, as of the close of the NYSE.   The Fund expects that the days, other than weekend days, that the NYSE will not be open are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sales price. In the absence of a sale price for any given day the mean of the last bid and ask price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the

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current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. Investments in foreign securities and junk bonds are more likely to trigger fair valuation than other securities. The Board of Trustees annually approves the pricing services used by the fund accounting agent.

Fixed income securities such as corporate bonds, municipal bonds, convertible notes and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  These securities will be categorized as level 3 securities.

DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of net capital gains will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments will be made within seven days following the date on which distributions would otherwise be reinvested.

RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at (888) 263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You generally may contribute up to $6,000 annually to an IRA for 2020 (subject to future adjustment for inflation). If you are age 50 or older, you may contribute an additional $1,000. Only contributions to traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you (or, if you are married, you and your spouse) have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute annually to your IRA up to $13,500 for 2020 (subject to future adjustment for inflation), and your employer must generally match such contributions up to 3% of your annual salary. (If you are age 50 or older, you may contribute a greater amount.) Alternatively, your employer may elect to contribute to your IRA based on 2% of the lesser of your compensation or $255,000 (subject to periodic adjustments for inflation).

This information on IRAs summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisor about your specific tax situation.

EXCHANGES

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

ADDITIONAL TAX INFORMATION

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The Funds intend to distribute all of their net investment income and net realized long- or short-term capital gains, if any, to their shareholders annually after the close of the Funds’ fiscal year. See “Dividends, Distributions and Tax Matters” in the Prospectus for information concerning the manner in which dividends and distributions may be automatically reinvested in shares of the Fund. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholders as discussed below whether they are reinvested in shares of the Funds or received in cash.

The Funds qualify and intend to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Funds do not qualify, they generally will be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Funds in computing their taxable income. Additionally, the Funds’ distributions would generally be taxable to shareholders as ordinary income.

Dividends paid by the Funds from its ordinary income, and distributions of the Funds’ net realized short-term capital gains, are taxable to non-tax-exempt investors as ordinary income or qualified dividend income. Dividends received by the Funds and properly reported when distributed that are qualified dividend income are eligible for the reduced maximum rate to individuals of 20%. Ordinary income dividends may generally be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from the Funds’ net realized long-term capital gains are generally taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned Fund shares. Generally, long-term capital gains are currently taxable at a maximum federal income rate of 15%, however, qualified dividends and long-term capital gains may be taxed at a maximum U.S. federal rate of 20% depending on your tax bracket. Upon redemption of Fund shares, a non-tax exempt investor generally will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption by the Funds is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed Fund shares were held for twelve (12) months or fewer, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve (12) months. If, however, Fund shares were redeemed within six (6) months of their purchase by an investor, and if a capital gain dividend was paid with respect to the Funds’ shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 24% withholding on dividends, capital gains distributions and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom a taxpayer identification number is not on file with the Funds or who, to the Funds’ knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

Dividends paid by the Funds from their ordinary income and distributions of the Funds’ net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and foreign entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident aliens and foreign entities are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98.2% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. The Funds anticipate that they will make sufficient timely distributions to avoid imposition of the excise tax. If the Funds pays a dividend or distributions in January which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 of the year it was declared and will be taxable to shareholders as if received on December 31.

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The foregoing is a general and abbreviated summary of certain applicable provisions of the Code and Treasury regulations presently in effect and is generally focused on the consequences to non-exempt investors. The Code and these Treasury regulations are subject to change by legislative or administrative action possibly with retroactive effect. Dividends and capital gain distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of the Funds might have. Shareholders are urged to consult their tax advisors as to the particular tax consequences of the acquisition, ownership and disposition of shares of the Funds, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.

The Smart Diversification Fund utilized $300,103 of its capital loss carryforward during the year ended August 31, 2021. The Texas Fund utilized $818,163 of its capital loss carryforward during the year ended August 31, 2021.

OTHER MATTERS

GENERAL INFORMATION ON THE TRUST AND ITS SHARES

Structure

The Trust was organized as a statutory trust under the laws of the State of Delaware on November 25, 1997, as Memorial Funds and, in 2006 it changed its name to Monteagle Funds. The Trust has operated as an investment company since inception.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in series. As of the date hereof, the Trust has issued shares of beneficial interest in the following series:

Monteagle Opportunity Equity Fund	Monteagle Select Value Fund
The Texas Fund	Smart Diversification Fund

Each Fund is a series of Monteagle Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. From time to time, large shareholders may control one or more Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Funds do not intend to exercise control over the management of companies in which they invest.

The Trust and each Fund will continue indefinitely until terminated.

Not all of the Funds may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

Shareholder Voting and Other Rights

Each share of each Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual Fund except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual Fund; and (2) when the Trustees have determined that the matter affects the interests of more than one Fund, then the shareholders of all such Funds shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

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A shareholder of a Fund is entitled to the shareholder's pro rata share of all distributions arising from that Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares. A shareholder or shareholders representing 33% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Certain Reorganization Transactions

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof; (2) cause any or all shares to be exchanged under or pursuant to any state or Federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

FUND OWNERSHIP

As of December 1, 2021, the persons listed below owned of record 5% or more of a Fund.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Shareholders owning of record or beneficially 25% or more of a Fund may be deemed to control such Fund.

SHAREHOLDER	FUND	PERCENTAGE OF SHARES OWNED
Reliance Trust Company* PO Box 78446 Atlanta, GA 30357	Monteagle Opportunity Equity Fund Institutional Class	78.13%
Mid Atlantic Clearing & Settlement Corp.* 1251 Waterfront Place, Suite 540 Pittsburgh, PA 15222	Monteagle Opportunity Equity Fund Institutional Class	14.00%
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Monteagle Opportunity Equity Fund Institutional Class	7.86%
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Monteagle Opportunity Equity Fund Investor Class	42.27%
Great-West Trust Company, LLC* 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111	Monteagle Opportunity Equity Fund Investor Class	23.82%
Massachusetts Mutual Life Insurance 1295 State Street, C105 Springfield, MA 01111	Monteagle Opportunity Equity Fund Investor Class	6.46%
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NFS LLC* 499 Washington Boulevard Jersey City, NJ 07310	Monteagle Select Value Fund	69.57%
Raymond James & Associates, Inc.* 880 Carillon Parkway St. Petersburg, FL 33716	Monteagle Select Value Fund	26.12%
LPL Financial* 4707 Executive Drive San Diego, CA 92121	Smart Diversification Fund	77.35%
TD Ameritrade* PO Box 2226 Omaha, NE 68103-2226	Smart Diversification Fund	17.85%
NFS LLC* 200 Liberty Street New York, NY 10281	Texas Fund	68.82%
TD Ameritrade* PO Box 2226 Omaha, NE 68103-2226	Texas Fund	23.55%
Fortress Captive Holdings, LLC 4508 9th Street Lubbock, TX 79416	Texas Fund	6.28%

*	The listed securities are owned beneficially by the entity for the benefit of its clients invested in the Fund.

As of December 1, 2021, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of each Fund's outstanding shares.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of a Fund, shall be entitled out of the assets of such Fund to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

CODE OF ETHICS

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The Trust, the Advisers, the Sub-advisers and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate or mitigate conflicts of interest between the Funds and personnel of the Funds, the Adviser, the Sub-advisers and the Distributor. The codes of ethics permit such personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics require all covered persons to conduct their personal securities transactions in a manner which do not operate adversely to the interests of the Funds or other clients. Copies of the codes of ethics have been filed with the SEC as exhibits to the Trust's registration statement, which is available on the SEC's website at http://www.sec.gov. The Trust's code of ethics is available free of charge upon request by calling (888) 263-5593 or writing:

MONTEAGLE FUNDS

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to protect the confidentiality of Fund holdings and prevent the selective disclosure of nonpublic information about Fund portfolio holdings. The Trust publicly discloses holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Portfolio information is provided to the Funds' custodian (daily), fund accountants (daily), investment adviser and Sub-advisers (daily), independent registered public accounting firm (annually), attorneys (as needed), officers (daily) and Trustees (quarterly) and each of their respective affiliates and advisers, and are subject to conditions. of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Periodically, the Trust's executive officers or the Adviser, Sub-advisers or Administrator may distribute certain Fund information such as top ten holdings, sector holdings and other portfolio characteristic data before such information is required to be disclosed pursuant to regulatory requirements, provided that the information has been publicly disclosed via the Funds' website or otherwise, typically 30 days after quarter end.

There are numerous mutual fund evaluation services, such as Standard & Poor's, Morningstar, or Lipper, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Funds by these services, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services before their public disclosure is required as discussed above. These services are prohibited from trading on the information they receive and are expected to prevent the distribution of portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds before the portfolio holdings or results of the analysis become public information. The Trust, Fund, Advisor, Subadvisor and any affiliated persons of the Advisor or Subadvisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

The Adviser or Sub-advisers of the Funds may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities that may be purchased for the Funds. In no case will a list specifically identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

The Board has approved the Trust's portfolio holdings disclosure policies and procedures and must approve any material change to such policies and procedures. The Board oversees the monitoring of these policies by authorizing the Chief Compliance Officer to audit the policies and procedures and approve any exception to the policies that is deemed to be in the best interest of the Funds' shareholders. The Chief Compliance Officer shall report to the Board annually to discuss the information, who gets the information and whether any violations have occurred. The Board may also impose additional

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restrictions on the dissemination of portfolio information beyond those found in the policies and procedures. Any violation of the policies and procedures that constitutes a material compliance matter, conflict, waiver or exception to the policies and procedures will be reported to the Board, and the Board and/or Chief Compliance Officer shall address and resolve the matter.

PROXY VOTING PROCEDURES

The Trust has adopted policies and procedures to be used in connection with voting proxies relating to portfolio securities. The policies and procedures provide instructions to the Adviser on how to vote when specified matters are presented for shareholder vote. To execute this responsibility, the Adviser relies heavily on its subscription to Institutional Shareholder Services (ISS). If there is a conflict between the interest of the Adviser and Fund shareholders that is not covered by the list of specified matters, then the Board of Trustees or a designated disinterested Trustee must be contacted for a decision on how to vote on the matter. A copy of the Trust's Proxy Voting Procedures is attached as Appendix C. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available, without charge, by calling (888) 263-5593 or on the SEC's website at http://www.sec.gov.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended August 31, 2021, included in the Annual Report to Shareholders filed by the Trust with the SEC on Form N-CSR on November 9, 2021, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm.

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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS) AND PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

AAA	Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA	Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A	Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA	Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA	Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA	Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA	Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE	Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

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AA	An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE	Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB	An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated CC is currently highly vulnerable to nonpayment.

C	An obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D	An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE	PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The 'r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

FITCH RATINGS

AAA	HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A	HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB	SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D	DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.

• High rates of return on funds employed.

• Conservative capitalization structure with moderate reliance on debt and ample asset protection.

• Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

• Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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PRIME-3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME	Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1	A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C	A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

F1	Obligations assigned this rating are considered to have the highest credit quality. This rating indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Obligations assigned this rating are considered to have good credit quality. This rating indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Obligations assigned this rating are considered to have fair credit quality. This rating indicates an adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Obligations assigned this rating are considered speculative. This rating indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	Obligations assigned this rating are considered to have a high default risk. This rating indicates that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Obligations assigned this rating are in actual or imminent payment default.

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APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

A.	The following table shows the dollar amount of advisory fees accrued by each Fund, the amount of that fee waived by the Adviser, if any, and the actual fees retained by the Adviser during the past three fiscal years.

MONTEAGLE SELECT VALUE FUND	PARK PLACE CAPITAL ADVISORY FEE ACCRUED	PARK PLACE CAPITAL ADVISORY FEE WAIVED	PARK PLACE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2021	$91,785	$0	$91,785
Year Ended August 31, 2020	$232,361	$0	$232,361
Year Ended August 31, 2019	$162,771	$0	$162,771

MONTEAGLE OPPORTUNITY EQUITY FUND	PARK PLACE CAPITAL ADVISORY FEE ACCRUED	PARK PLACE CAPITAL ADVISORY FEE WAIVED	PARK PLACE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2021	$136,381	$0	$136,381
Year Ended August 31, 2020	$252,003	$0	$252,003
Year Ended August 31, 2019	$278,448	$0	$278,448

THE TEXAS FUND	PARK PLACE CAPITAL ADVISORY FEE ACCRUED	PARK PLACE CAPITAL ADVISORY FEE WAIVED	PARK PLACE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2021	$67,098	$0	$67,098
Year Ended August 31, 2020	$130,249	$0	$130,249
Year Ended August 31, 2019	$154,624	$0	$154,624

SMART DIVERSIFICATION FUND	PARK PLACE CAPITAL ADVISORY FEE ACCRUED	PARK PLACE CAPITAL ADVISORY FEE WAIVED	PARK PLACE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2021	$113,235	$0	$113,235
Year Ended August 31, 2020	$103,317	$0	$103,317
Year Ended August 31, 2019	N/A	N/A	N/A

B.       The following table shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser with respect to each Fund.

MONTEAGLE SELECT VALUE FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2021	$71,541
Year Ended August 31, 2020	$97,302
Year Ended August 31, 2019	$65,676

THE TEXAS FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2021	$34,431
Year Ended August 31, 2020	$22,567
Year Ended August 31, 2019	$26,577

MONTEAGLE OPPORTUNITY EQUITY FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2021	$96,469
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Year Ended August 31, 2020	$87,481
Year Ended August 31, 2019	$31,304

SMART DIVERSIFICATION FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2021	$76,227
Year Ended August 31, 2020	$19,570
Year Ended August 31, 2019	N/A

TABLE 2 - BROKERAGE COMMISSIONS PAID

The following table shows the aggregate brokerage commissions with respect to each Fund. The data is for the past three fiscal years.

MONTEAGLE SELECT VALUE FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2021	$9,061
Year Ended August 31, 2020	$7,859
Year Ended August 31, 2019	$8,354

THE TEXAS FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2021	$19,220
Year Ended August 31, 2020	$22,530
Year Ended August 31, 2019	$13,139

MONTEAGLE OPPORTUNITY EQUITY FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2021	$18,054
Year Ended August 31, 2020	$24,818
Year Ended August 31, 2019	$9,684

SMART DIVERSIFICATION FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2021	$0
Year Ended August 31, 2020	$7
Year Ended August 31, 2019	N/A

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APPENDIX C - PROXY VOTING PROCEDURES

PROXY VOTING PROCEDURES

The Board of Trustees of the Monteagle Funds (the “Funds”) notes the January 31, 2003 Securities and Exchange Commission (“SEC”) releases adopting various rules – including, among others, Investment Company Act of 1940 Rule 30b1-4 and Investment Adviser Act of 1940 Rule 206(4)-6. These procedures have been adopted in light of those releases. It is the intent of the Board that the Funds’ procedures be consistent with those of the Funds’ investment advisers to avoid unnecessary expenses.

A. Guidelines

It is the policy of the Funds to vote proxies for all accounts for which it has voting authority in a manner in which the Funds believes to be in the best interests of its clients and Plan participants. The Funds recognizes that in many instances the interests of corporate management may not be consistent with what the Funds views to be in the best interests of the Plan participant. Therefore, the Funds has adopted the following general procedures:

1.	Confidential Voting and Shareholder Actions: The Funds believes that the proxy voting systems should provide access to both management and shareholders. As such, the Funds would tend to vote in favor of shareholder resolutions requesting that corporations adopt policies that comprise both confidential voting and the use of independent inspectors of elections.

The Funds would also generally oppose any measures that would restrict the right of shareholders to act by written consent or to call a special meeting of the shareholders.

2.	Poison Pills and Golden Parachutes: The Funds believes that the shareholders of a corporation should have the right to vote upon decisions in which there is a real or potential conflict between the interests of shareholders and those of management.

Thus, the Funds will vote in favor of shareholder proposals requesting that a corporation submit a “poison pill” for shareholder ratification. We will examine, on a case-by-case basis, shareholder proposals to redeem a “poison pill” and management proposals to ratify a “poison pill”. The Funds will also vote in favor of proposals that “golden parachute” proposals be submitted for shareholder approval.

3.	Election of Directors: The Funds believes that one of the primary rights of a shareholder is the right to vote for the election of directors. We feel that all members of the board of directors should stand for election each year, and will, therefore, vote against a classified or “staggered” board.

4.	Voting Rights: The Funds believes that each shareholder should have equal voting rights. The Funds will vote against dual class voting and other unequal voting structures.

5.	Fair Price Amendments: The Funds believes that “fair price amendments” can protect shareholders from coercive and discriminatory tender offers. The Funds will generally vote in favor of fair price provisions and in favor of other measures which we feel will protect shareholders from coercive takeover bids which do not provide for fair and equal treatment of all shareholders.

6.	Target Share Payments: The Funds believes that shareholders should have the right to vote on the placement of blocks of a corporation’s stock in the hands of persons friendly to management.

The Funds will vote in favor of shareholder proposals which request that corporations first obtain shareholder authorization before issuing any significant amount of voting stock (whether common or preferred), rights, warrants or securities convertible into voting stock to any person or group. We believe that shareholders should have the right to vote on placements that could enable management of a corporation to defeat a tender offer that may be in the best interests of shareholders.

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7.	Tender Offers: The Funds will consider tender offers on a case-by-case basis.

B. Conflicts

The Funds recognizes that proxy proposals may present a conflict between the interests of fund shareholders and those of the fund’s investment adviser, principal underwriter, or other service providers or certain other affiliates. Therefore, the Funds have adopted the following conflict procedures:

1.	Identifying Conflicts: The person assigned responsibility for voting proxies shall, when reviewing proxy materials, identify conflicts of interest including, for example:

a.	when the adviser (or its affiliate) is or is seeking to manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a Funds whose management is soliciting proxies or;

b.	has business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships.

2.	Data for Identifying Conflicts: The person assigned responsibility for voting proxies shall advise Funds management (or the fund’s investment adviser) of companies soliciting proxies, and management shall advise if there are any known conflicts – including, in particular, the conflicts listed as example in the preceding paragraph.

3.	Disclose Conflicts: If a conflict is identified, the person assigned to vote proxies shall notify Funds management as soon as possible so that a voting decision may be made, voting on the proxy proposal in a timely manner.

4.	Voting Decisions in Conflict Situations: If the matter to be voted on is covered by Part A of these procedures, the proxy shall be voted in accordance with Part A. If the matter is not specifically addressed by Part A and there is a conflict, management of the Funds shall contact the Board of Trustees or the Board’s designated representative for voting instructions.

5.	Record of Voting Instructions: Funds management shall record and the person responsible for voting proxies shall maintain records reflecting client voting instructions on matters where there are conflicts.

C. Voting Records

The Funds recognizes obligations to maintain records as required by Rule 30b1-4 under the Investment Funds Act of 1940 and not the investment adviser’s obligations under Rule 206(4)-6 and 204-2(c)(2) under the Investment Advisers Act of 1940. Therefore, the Funds has adopted the following record keeping procedure:

1.	Person Responsible: The person assigned responsibility for voting proxies or, if that person is an outside service provider, the person in the Funds’ legal or compliance department responsible for maintaining compliance records shall prepare and maintain the files/records required by these procedures.

2.	Policies and Procedures: A copy of all proxy voting procedures adopted by the Funds shall be maintained in an appropriately labeled file for the term required by regulatory authorities.

3.	Proxy Statements: A record of all proxy statements with respect to securities held in Funds (or client) portfolios shall be maintained in the form of an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Funds files; instead, the Funds shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

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4.	Proxy Voting Record: The person responsible for voting proxies shall maintain a record detailing for each Fund (or for each client) in the form of an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the Fund (or client) is entitled to vote:

a.	The name of the issuer of the portfolio security;

b.	The exchange ticker symbol of the portfolio security;

c.	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

d.	The shareholder meeting date;

e.	A brief identification of the matter voted on;

f.	Whether the matter was proposed by the issuer or by a security holder;

g.	Whether the registrant cast its vote on the matter;

h.	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.	Whether the registrant cast its vote for or against management.

5.	Memoranda: In addition to the record required by Part B.5. of these procedures, the person assigned responsibility for voting proxies shall maintain a copy of documents created by Funds (or the adviser) personnel that were material to the voting decision.

6.	Request for Data: A copy of each written request for a Fund’s voting record and a copy of each written response, if more than a copy of a formatted voting record, shall be maintained. [The Funds shall consider whether the person requesting the voting record is a shareholder of record. If the person is not a shareholder of record, that person shall be referred to the SEC’s EDGAR system.] The report shall be mailed within three days of receipt of a request.

D. Regulatory Reporting of Proxy Votes

The Funds recognizes that it is required by Rule 30b1-4 under the Investment Funds Act of 1940 to file Form N-PX, Annual Report of Proxy Record of Registered Management Investment Funds, with the SEC not later than August 31st of each year; and that the Form is to contain the Funds’ proxy voting record, separately for each Fund (or series), for the most recent twelve-month period ended June 30. Therefore, the Funds has adopted the following procedures:

1.	Form Preparation: Legal and/or Compliance personnel shall prepare Form N-PX, incorporating the spreadsheet prepared as required by Part C.4., prior to August 31st.

2.	Disclosure Control Committee:

3.	Review – Execution: Funds management shall review, execute and instruct filing of the report on Form N-PX prior to August 31st.

E. Disclosure of Policies and Procedures for Voting Proxies

The Funds recognizes that is required to disclose the Proxy Voting Procedures and related information in its Registration Statement on Form N-1A, Item 13(f) and Item 22(b)(7) and (8) and (c)(5) and (6). The Funds also notes the investment adviser’s obligation to disclose its proxy voting procedures. Therefore, the Funds has adopted the following procedures:

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1.	Form N-1A: These procedures shall be included in the Funds’ Statement of Additional Information (“SAI”) in their entirety (attached as an exhibit) and related disclosures shall be added to the SAI.

2.	Adviser’s Disclosures: In connection with establishing these procedures the Board of Trustees has considered the investment adviser’s proxy voting procedures and does, hereby, acknowledge disclosure by the investment adviser. It is understood that investment adviser designate personnel (or a designated outside service provider retained by the investment adviser) who are (or is) the person responsible for voting proxies. Accordingly, the investment adviser is directly and/or indirectly responsible for implementation, operation and disclosure under these procedures.

F. Supervision – Oversight

The Funds’ Vice President and Secretary shall monitor the voting of proxies, SEC reporting concerning proxy voting, and disclosures with respect to proxy voting under these procedures; and shall report to the Board of Trustees at each quarterly meeting with respect to proxy voting under these procedures.

Adopted: February 18, 2003

Revised: August 18, 2006

Revised: January 23, 2014

Revised: December 1, 2016

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)(1)	Trust Instrument of the Registrant dated November 25, 1997.

(Incorporated herein by reference to Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997.)

(a)(2)	Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(a)(3)	Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant.

(Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 8, 2008.)

(a)(4)	Certificate of Amendment, dated August 6, 2009, to the Trust Instrument of the Registrant.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 10, 2009.)

(a)(5)	Certificate of Amendment to the Certificate of Trust of the Registrant dated September 13, 2013 and filed with the Delaware Secretary of State on September 16, 2013.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(b)	None.

(c)	The following provisions from the Trust’s Trust Instrument (referenced in Item 28(a) above) define the rights of holders of Trust Shares: Articles II, V, VII and IX, and Sections 10.03, 12.04, 12.05, 12.08 and 12.14.

(d)(1)	Management Agreement, dated May 1, 2009, by and between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23(d)(1) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(d)(1)(i)	First Amendment to Monteagle Funds Management Agreement, dated September 17, 2013, between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23 (d)(1)(i) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(d)(1)(ii)	Management Agreement, dated May 2, 2017, by and between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23(d)(1)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(d)(1)(iii)	Management Agreement, dated March 1, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 16(6)(d) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(d)(1)(iii)(a)	Management Agreement, dated December 30, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 23(d)(1)(iii)(a) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(d)(1)(iii)(b)	Management Agreement, dated November 19, 2020, by and between Registrant and Park Place Capital Corporation with respect to the Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to the exhibit to the Registrant’s 497 filed on November 23, 2020.)

(d)(1)(iv)	Management Agreement, dated April 15, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Smart Diversification Fund.

(Incorporated herein by reference to Item 23(d)(1)(iv) in Registrant’s Registration Statement on Form N-1A filed on April 22, 2019.)

(d)(1)(iv)(a)	Management Agreement, dated January 14, 2020, by and between Registrant and Nashville Capital Corporation with respect to the Smart Diversification Fund.

(Incorporated herein by reference to Item 23(d)(1)(iv)(a) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(d)(1)(iv)(b)	Management Agreement, dated November 19, 2020, by and between Registrant and Park Place Capital Corporation with respect to the Smart Diversification Fund.

(Incorporated herein by reference to the exhibit to the Registrant’s 497 filed on November 23, 2020.)

(d)(1)(v)	Management Agreement, dated December 16, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Monteagle Fixed Income Fund.

(Incorporated herein by reference to Item 23(d)(1)(v) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(d)(1)(vi)	Management Agreement, dated December 16, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Monteagle Quality Growth Fund.

(Incorporated herein by reference to Item 23(d)(1)(vi) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(d)(1)(vii)	Management Agreement, dated December 16, 2019, by and between Registrant and Nashville Capital Corporation with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 23(d)(1)(vii) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(d)(1)(vii)(a)	Management Agreement, dated November 19, 2020, by and between Registrant and Park Place Capital Corporation with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to the exhibit to the Registrant’s 497 filed on November 23, 2020.)

(d)(1)(viii)	Management Agreement, dated December 16, 2019, by and between Registrant and Nashville Capital Corporation with respect to The Texas Fund.

(Incorporated herein by reference to Item 23(d)(1)(viii) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(d)(1)(viii)(a)	Management Agreement, dated November 19, 2020, by and between Registrant and Park Place Capital Corporation with respect to The Texas Fund.

(Incorporated herein by reference to the exhibit to the Registrant’s 497 filed on November 24, 2020.)

(d)(2)	Sub-Advisory Agreement, dated July 1, 2010, by and among Registrant, Nashville Capital Corporation and Garcia Hamilton & Associates, L.P. (formerly known as Davis Hamilton Jackson & Associates, L.P.), with respect to the Quality Growth Fund.

(Incorporated herein by reference to Item 28(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(d)(2)(i)	Sub-Advisory Agreement, dated September 1, 2017, by and among Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Quality Growth Fund.

(Incorporated herein by reference to Item 23(d)(2)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(d)(2)(ii)	Sub-Advisory Agreement, dated December 16, 2019, by and among Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Quality Growth Fund.

(Incorporated herein by reference to Item 23(d)(2)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(d)(3)	Sub-Advisory Agreement, dated September 23, 2005, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

(Incorporated herein by reference to Item 23(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.)

(d)(3)(i)	Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

(Incorporated herein by reference to Item 23(d)(3)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(d)(3)(ii)	Sub-Advisory Agreement, dated December 16, 2019, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

(Incorporated herein by reference to Item 23(d)(3)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(d)(4)	Sub-Advisory Agreement, dated July 14, 2006, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(d)(4)(i)	First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 28(d)(4)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.)

(d)(4)(ii)	Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 28(d)(4)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(d)(5)	Sub-Advisory Agreement, dated March 31, 2008, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed January 8, 2008.)

(d)(5)(i)	First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(Incorporated herein by reference to Item 28(d)(5)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.)

(d)(5)(ii)	Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(Incorporated herein by reference to Item 28(d)(5)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(d)(6)	Sub-Advisory Agreement, dated May 1, 2009, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 23(d)(8) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(d)(6)(i)	Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 28(d)(6)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(d)(6)(ii)	Sub-Advisory Agreement, dated December 16, 2019, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 23(d)(6)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(d)(7)	Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund.

(Incorporated herein by reference to Item 23(d)(7) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(d)(7)(i)	Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund.

(Incorporated herein by reference to Item 28(d)(7)(i) in Registrant’s Registration Statement on Form N-1A filed on December 22, 2017.)

(d)(7)(ii)	Sub-Advisory Agreement, dated December 16, 2019, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund.

(Incorporated herein by reference to Item 23(d)(7)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(d)(8)	Sub-Advisory Agreement, dated March 1, 2019, between Registrant, Nashville Capital Corporation and G.W. Henssler & Associates, Ltd., with respect to the Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 16(6)(s) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(d)(8)(i)	Sub-Advisory Agreement, dated December 30, 2019, between Registrant, Nashville Capital Corporation and G.W. Henssler & Associates, Ltd., with respect to the Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 23(d)(8)(i) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(d)(9)	Sub-Advisory Agreement, dated April 15, 2019, between Registrant, Nashville Capital Corporation and Luken Investment Analytics, LLC, with respect to the Smart Diversification Fund.

(Incorporated herein by reference to Item 23(d)(9) in Registrant’s Registration Statement on Form N-1A filed on April 22, 2019.)

(d)(9)(i)	Sub-Advisory Agreement, dated January 14, 2020, between Registrant, Nashville Capital Corporation and Luken Investment Analytics, LLC, with respect to the Smart Diversification Fund.

(Incorporated herein by reference to Item 23(d)(9)(i) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(e)(1)	Distribution Agreement, dated December 1, 2016, between Registrant and Arbor Court Capital, LLC.

(Incorporated herein by reference to Item 28(e)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(e)(1)(i)	First Amendment to Distribution Agreement between Registrant and Arbor Court Capital, LLC.

(Incorporated herein by reference to Item 16(7)(b) in Registrant’s Registration Statement on Form

N-14 filed on March 11, 2019.)

(e)(1)(ii)	Distribution Agreement between Registrant and Arbor Court Capital, LLC.

(Incorporated herein by reference to Item 23(e)(1)(ii) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(e)(2)	Form of Selling Group Agreement between Arbor Court Capital, LLC and dealers.

(Incorporated herein by reference to Item 28(e)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(f)	None.

(g)	Custody Agreement between Registrant and Huntington National Bank.

(Incorporated herein by reference to Item 23(g) in Registrant’s Registration Statement on Form N-1A filed on November 9, 2009.)

(g)(1)	First Amendment to Custody Agreement between Registrant and Huntington National Bank.

(Incorporated herein by reference to Item 16(9)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(g)(2)	Second Amendment to Custody Agreement between Registrant and Huntington National Bank.

(Incorporated herein by reference to Registrant’s Post-effective amendment adding exhibits to it Registration Statement on Form POS-EX filed on May 3, 2019.)

(g)(3)	Third Amendment to Custody Agreement between Registrant and Huntington National Bank.

(Incorporated herein by reference to Item 23(g)(2) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(h)(1)	Transfer Agent Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC.

(Incorporated herein by reference to Item 28(h)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(h)(2)	Accounting Services Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC.

(Incorporated herein by reference to Item 23(h)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(h)(3)	Operating Services Agreement, dated March 1, 2019, between Registrant and Nashville Capital Corporation with respect to Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 16(13)(c) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(h)(3)(i)	Operating Services Agreement, dated June 1, 2020, between Registrant and Nashville Capital Corporation with respect to Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 23(h)(3)(i) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(h)(3)(ii)	Operating Services Agreement, dated November 19, 2020, between Registrant and Park Place Capital Corporation with respect to Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to the exhibit to the Registrant’s 497 filed on November 23, 2020.)

(h)(4)	Operating Services Agreement, dated November 19, 2020, between Registrant and Park Place Capital Corporation with respect to Monteagle Select Value Fund.

(Incorporated herein by reference to the exhibit to the Registrant’s 497 filed on November 23, 2020.)

(h)(5)	Operating Services Agreement, dated November 19, 2020, between Registrant and Park Place Capital Corporation with respect to The Texas Fund.

(Incorporated herein by reference to the exhibit to the Registrant’s 497 filed on November 24, 2020.)

(h)(6)	Operating Services Agreement, dated November 19, 2020, between Registrant and Park Place Capital Corporation with respect to Smart Diversification Fund.

(Incorporated herein by reference to the exhibit to the Registrant’s 497 filed on November 23, 2020.)

(h)(7)	Compliance Services Agreement with PJO Holdings, LLC d/b/a Investment Company Compliance Services with regard to the Monteagle Funds.

(Incorporated herein by reference to Item 23(h)(7) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(h)(7)(i)	Amendment to Compliance Services Agreement with PJO Holdings, LLC d/b/a Investment Company Compliance Services with regard to the Monteagle Funds.

(Incorporated herein by reference to Item 23(h)(7)(i) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(i)(1)	Opinion of John H. Lively, The Law Offices of John H. Lively & Associates, Inc., dated December 23, 2010, regarding Monteagle Funds.

(Incorporated by reference to Item 28(i) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(i)(2)	Opinion and Consent of Graydon Head & Ritchey LLP, dated September 17, 2013, regarding The Texas Fund.

(Incorporated herein by reference to Item 23(i)(2) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(i)(3)	Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, dated June 8, 2017, regarding Monteagle Select Value Fund.

(Incorporated herein by reference to Item 28(i)(3) in Registrant’s Registration Statement on Form N-1A filed on June 8, 2017.)

(i)(4)	Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, dated March

11, 2019, regarding Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 16(11) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(i)(6)	Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, regarding tax matters, dated March 11, 2019, regarding Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 16(12) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(i)(7)	Opinion of Charles R. Ropka, The Law Office of C. Richard Ropka regarding the Smart Diversification Fund.

(Incorporated herein by reference to Item 23(i)(4) in Registrant’s Registration Statement on Form N-1A filed on April 22, 2019.)

(i)(8)	Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, dated April 25, 2019, regarding Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 16(11) in Registrant’s Registration Statement on Form N-14/A filed on April 25, 2019.)

(i)(9)	Opinion of Charles R. Ropka, The Law Office of C. Richard Ropka, dated July 31, 2019, regarding the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 16(11) in Registrant’s Registration Statement on Form N-14 filed on August 1, 2019.)

(i)(10)	Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, regarding tax matters, dated July 31, 2019, regarding Monteagle Select Value Fund.

(Incorporated herein by reference to Item 16(12) in Registrant’s Registration Statement on Form N-14 filed on August 1, 2019.)

(i)(11)	Opinion of Charles R. Ropka, The Law Office of C. Richard Ropka regarding the Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 23(i)(5) in Registrant’s Registration Statement on Form N-1A filed on December 27, 2019.)

(i)(12)	Opinion of Charles R. Ropka, Ropka Law, LLC regarding the Monteagle Funds is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	None.

(l)	Investment Representation letter of original purchaser of shares of Registrant.

(Incorporated herein by reference to Item 24(b)(13) in Registrant’s Registration Statement on Form N-1A filed on March 18, 1998.)

(m)	Rule 12b-1 Plan - None.

(n)	Rule 18f-3 Plan.

(Incorporated herein by reference to Item 23(n) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(n)(i)	Rule 18f-3 Plan with respect to the Monteagle Opportunity Equity Fund.

(Incorporated herein by reference to Item 16(10)(b) in Registrant’s Registration Statement on Form N-14 filed on March 11, 2019.)

(n)(ii)	Amended and Restated Rule 18f-3 Plan with respect to the Monteagle Opportunity Equity Fund is filed herewith.

(o)	Reserved.

(p)(1)	Code of Ethics dated February 21, 2004 (Revised February 2, 2007; Revised May 1, 2009; Revised October 24, 2013) adopted by Registrant.

(Incorporated herein by reference to Item 28(p)(1) in Registrant’s Registration Statement on Form N-1A filed on November 1, 2013.)

(p)(2)	Code of Ethics adopted by Garcia Hamilton & Associates, L.P. (Updated January 2014).

(Incorporated herein by reference to Item 23(p)(2) in Registrant’s Registration Statement on Form N-1A filed on December 31, 2014.)

(p)(3)	Code of Ethics dated November 22, 2004, revised February 23, 2005, and November 3, 2005, adopted by Parkway Advisors, L.P.

(Incorporated herein by reference to Item 23(p)(3) in Registrant’s Registration Statement on Form N-1A filed on December 31, 2007.)

(p)(3)(i)	Code of Ethics dated November 22, 2004, revised February 23, 2005, and November 3, 2005, December 3, 2007, July 15, 2010 and January 7, 2021 adopted by Parkway Advisors, L.P is filed herewith.

(p)(4)	Code of Business Conduct and Ethics, as Revised and Implemented March 20, 2012, adopted by Nashville Capital Corporation.

(Incorporated by reference to Item 28(p)(4) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2012.)

(p)(4)(i)	Code of Business Conduct and Ethics, as Revised and Implemented June 3, 2020, adopted by Park Place Capital Corporation.

(Incorporated herein by reference to Item 23(p)(4)(i) in Registrant’s Registration Statement on Form N-1A filed on December 18, 2020.)

(p)(5)	Code of Ethics dated November 17, 2016, adopted by Howe and Rusling, Inc.

(Incorporated herein by reference to Item 28(p)(5) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(6)	Code of Ethics and Insider Trading Policy adopted by Robinson Investment Group, Inc.

(Incorporated herein by reference to Item 23(p)(9) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(p)(7)	Code of Ethics (Personal Transactions Policies and Procedures Manual), Revised 09/30/09, adopted by T.H. Fitzgerald & Company.

(Incorporated herein by reference to Item 28(p)(7) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(8)	Code of Ethics adopted by Arbor Court Capital, LLC.

(Incorporated herein by reference to Item 28(p)(8) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(9)	Code of Ethics as of May 1, 2013 adopted by J. Team Financial, Inc., d/b/a Team Financial Strategies.

(Incorporated by reference to Item 28(p)(9) in Registrant’s Registration Statement on Form N-1A filed on June 14, 2013.)

(p)(10)	Code of Ethics adopted by G.W. Henssler & Associates, Ltd.

(Incorporated herein by reference to Item 23(p)(10) in Registrant’s Registration Statement on Form N-1A filed on April 24, 2019.)

(p)(10)(i)	Code of Ethics adopted by G.W. Henssler & Associates, Ltd. is filed herewith.

(p)(11)	Code of Ethics adopted by Luken Investment Analytics, LLC.

(Incorporated herein by reference to Item 23(p)(11) in Registrant’s Registration Statement on Form N-1A filed on April 22, 2019.)

Other

Exhibits:	Powers of Attorney on behalf of Larry J. Anderson, David J. Gruber and Jeffrey W. Wallace.

(Incorporated by reference to Item 28(p)(9) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

Powers of Attorney on behalf of Larry J. Anderson, David J. Gruber and Jeffrey W. Wallace.

(Incorporated by reference to Item 16(16) in Registrant’s Registration Statement on Form N-14 filed on August 1, 2019.)

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

Section 10.02 of Registrant's Trust Instrument (Item 28(a) above) provides certain rights of indemnification and advancement of defense expenses to the Registrant’s trustees and officers under the circumstances specified in that section, subject to specified exceptions. That section of the Trust Instrument is incorporated herein by reference from Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997, and this statement of general effect is qualified in its entirety by such reference.

Sections 11 and 12 of the Distribution Agreement (Item 28(e) above) between Registrant and its principal underwriter also provide certain limitations of liability and rights of indemnification to the principal underwriter and certain of its personnel when performing services for Registrant, under the circumstances specified in those sections. Those sections of the Distribution Agreement are incorporated herein by reference from Item 23(e) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009, and this statement of general effect is qualified in its entirety by such reference.

In addition, Registrant has purchased an insurance policy insuring its officers and trustees against certain liabilities incurred in their official capacities, and certain costs of defending claims against the same, under specified circumstances. The insurance policy also insures Registrant against the cost of indemnification payments to trustees and officers under specified circumstances. Registrant and its officers are also covered under a fidelity bond acquired by Registrant pursuant to Rule 17j-1.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	Park Place Capital Corporation (formerly known as Nashville Capital Corporation)

The descriptions of Park Place Capital Corporation (formerly known as Nashville Capital Corporation) under the caption Management-Investment Adviser in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Park Place Capital Corporation (formerly known as Nashville Capital Corporation) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Nashville Capital Corporation in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-32593) dated 05/12/2021 and is incorporated by reference herein.

(b)	Parkway Advisors, L.P.

The descriptions of Parkway Advisors, L.P. under the caption Management-Sub-Advisers in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, relating to the Select Value Fund, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Parkway Advisors, L.P. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Parkway Advisors, L.P. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-60265) dated 03/31/2021 and is incorporated by reference herein.

(c)	J. Team Financial, Inc., d/b/a Team Financial Strategies

The descriptions of Team Financial Strategies (Team) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to The Texas Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Team, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Team in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-78596) dated 10/08/2021 and is incorporated by reference herein.

(d)	G.W. Henssler & Associates, Ltd.

The descriptions of G.W. Henssler & Associates, Ltd. (Henssler) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Opportunity Equity Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Henssler, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Henssler in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-37240) dated 03/31/2021 and is incorporated by reference herein.

(f)       Luken Investment Analytics, LLC

The descriptions of Luken Investment Analytics, LLC (Luken) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Smart Diversification Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Luken, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Luken in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-112496) dated 03/26/2021 and is incorporated by reference herein.

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)	Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter for the Registrant. The Distributor also acts as principal underwriter for the following registered investment companies:

AINN Fund

Ancora Trust

Archer Investment Series Trust

Berkshire Funds

Clark Fork Trust

Collaborative Investment Series Trust

DSS AmericaFirst Funds

Footprints Discover Value Fund

Frank Funds

MP63 Fund, Inc.

Neiman Funds

Parvin Hedged Equity Solari World Fund

Ranger Funds Investment Trust

WP Trust

(b)	The table below provides information for each director, officer or partner of the Distributor:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Gregory B. Getts	Chief Financial Officer, Financial Principal, President	None
David W. Kuhr	Chief Compliance Officer	None
Steven Milcinovic	Chief Operating Officer	None

*Messrs. Getts, Kuhr and Milcinovic are at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

(c)	Not Applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Monteagle Funds' administrator, accounting and transfer agent service provider, Mutual Shareholder Services, LLC, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 and with and with Iron Mountain Records

Management, Inc. at 6 Lee Blvd, Malvern, PA 19355. The records required to be maintained regarding custody of assets and by the Registrant under Rule 31a-1 (b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Huntington National Bank, 7 Easton Oval / EA4E95, Columbus, Ohio 43219. The records required to be maintained by the Adviser and Sub-advisers and by the Registrant under Rule 31a-1 (b)(5), (6), (7), (9), (10) are maintained at the offices of the Registrant's Adviser and Sub-advisers as listed under the Management-Adviser and Management-Sub-Advisers/Portfolio Manager headings in the Part A Prospectuses included in this amendment to the Trust's registration statement and incorporated herein by reference.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 85 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas, on the 30th day of December, 2021.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	12/30/2021
Paul B. Ordonio		Date

/s/ Bob Anastasi	Treasurer	12/30/2021
Bob Anastasi		Date

*	Trustee	12/30/2021
Larry Joe Anderson		Date

*	Trustee	12/30/2021
David. J. Gruber		Date

*	Trustee	12/30/2021
Jeffrey W. Wallace		Date

*By: /s/ Paul B. Ordonio		12/30/2021
Paul B. Ordonio, Attorney-in-Fact		Date

EXHIBITS

(i)(12)	Opinion of Charles R. Ropka, Ropka Law, LLC regarding the Monteagle Funds

(j)	Consent of Independent Registered Public Accounting Firm

(n)(ii)	Amended and Restated Rule 18f-3 Plan with respect to the Monteagle Opportunity Equity Fund

(p)(3)(i)	Code of Ethics dated November 22, 2004, revised February 23, 2005, and November 3, 2005, December 3, 2007, July 15, 2010 and January 7, 2021 adopted by Parkway Advisors, L.P

(p)(10)(i)	Code of Ethics adopted by G.W. Henssler & Associates, Ltd.